Quarterly Holdings Report
for
Fidelity® International Bond Index Fund
March 31, 2025
IBI-NPRT1-0525
1.9896129.105
Foreign Government and Government Agency Obligations - 68.4%
		Principal Amount (a)	Value ($)
AUSTRALIA - 2.4%
Australian Commonwealth 1% 12/21/2030 (b)	AUD	542,000	287,990
Australian Commonwealth 1.25% 5/21/2032	AUD	1,576,000	809,446
Australian Commonwealth 1.75% 11/21/2032 (b)	AUD	490,000	257,259
Australian Commonwealth 1.75% 6/21/2051 (b)	AUD	809,000	266,638
Australian Commonwealth 2.25% 5/21/2028 (b)	AUD	1,320,000	789,542
Australian Commonwealth 2.75% 11/21/2027 (b)	AUD	1,360,000	829,792
Australian Commonwealth 2.75% 11/21/2028 (b)	AUD	1,329,000	802,972
Australian Commonwealth 2.75% 11/21/2029 (b)	AUD	3,840,000	2,291,882
Australian Commonwealth 2.75% 5/21/2041 (b)	AUD	244,000	118,613
Australian Commonwealth 3% 11/21/2033 (b)	AUD	3,690,000	2,089,584
Australian Commonwealth 3% 3/21/2047 (b)	AUD	808,000	375,801
Australian Commonwealth 3.25% 4/21/2029 (b)	AUD	70,000	42,902
Australian Commonwealth 3.5% 12/21/2034 (b)	AUD	1,450,000	842,619
Australian Commonwealth 3.75% 5/21/2034 (b)	AUD	1,460,000	871,420
Australian Commonwealth 4.5% 4/21/2033 (b)	AUD	1,080,000	686,580
Australian Commonwealth 4.75% 4/21/2027 (b)	AUD	370,000	236,013
New South Wales Treasury Corp 1.25% 11/20/2030	AUD	670,000	355,609
New South Wales Treasury Corp 1.75% 3/20/2034 (b)	AUD	840,000	402,515
New South Wales Treasury Corp 2% 3/20/2031	AUD	1,106,000	603,891
New South Wales Treasury Corp 3% 4/20/2029 (b)	AUD	860,000	516,247
New South Wales Treasury Corp 3% 5/20/2027 (b)	AUD	620,000	380,914
New South Wales Treasury Corp 4.25% 2/20/2036 (b)	AUD	470,000	270,470
New South Wales Treasury Corp 4.75% 2/20/2037 (b)	AUD	600,000	355,838
Queensland Treasury Corp 1.75% 7/20/2034 (b)(c)	AUD	450,000	211,944
Queensland Treasury Corp 1.75% 8/21/2031 (b)(c)	AUD	2,631,000	1,393,011
Queensland Treasury Corp 2% 8/22/2033	AUD	1,000,000	499,436
Queensland Treasury Corp 2.25% 11/20/2041 (b)(c)	AUD	70,000	28,019
Queensland Treasury Corp 3.25% 7/21/2026 (b)(c)	AUD	247,000	153,182
Queensland Treasury Corp 3.25% 7/21/2028 (b)(c)	AUD	154,000	94,154
Queensland Treasury Corp 3.5% 8/21/2030 (b)(c)	AUD	58,000	34,841
South Australian Government Financing Authority 1.75% 5/24/2032 (b)	AUD	490,000	251,999
South Australian Government Financing Authority 2% 5/23/2036 (b)	AUD	150,000	67,866
Treasury Corp of Victoria 0.5% 11/20/2025	AUD	110,000	67,334
Treasury Corp of Victoria 1.25% 11/19/2027	AUD	952,000	555,864
Treasury Corp of Victoria 1.5% 11/20/2030	AUD	1,347,000	720,683
Treasury Corp of Victoria 1.5% 9/10/2031	AUD	1,000,000	518,063
Treasury Corp of Victoria 2% 11/20/2037	AUD	260,000	111,057
Treasury Corp of Victoria 2.25% 11/20/2034	AUD	350,000	170,658
Treasury Corp of Victoria 2.25% 11/20/2042	AUD	330,000	127,617
Treasury Corp of Victoria 2.5% 10/22/2029	AUD	424,000	246,473
Treasury Corp of Victoria 4.75% 9/15/2036	AUD	50,000	29,667
Treasury Corp of Victoria 5% 11/20/2040	AUD	300,000	175,411
Treasury Corp of Victoria 5.25% 9/15/2038	AUD	410,000	250,312
Western Australian Treasury Corp 3% 10/21/2026 (b)	AUD	1,842,000	1,137,554
Western Australian Treasury Corp 4.25% 7/20/2033	AUD	150,000	90,771
TOTAL AUSTRALIA			21,420,453
AUSTRIA - 1.0%
Austrian Republic 0% 10/20/2028 (b)(c)	EUR	600,000	596,901
Austrian Republic 0% 10/20/2040 (b)(c)	EUR	788,000	505,656
Austrian Republic 0% 2/20/2030 (b)(c)	EUR	542,000	518,208
Austrian Republic 0% 2/20/2031 (b)(c)	EUR	190,000	175,679
Austrian Republic 0.5% 2/20/2029 (b)(c)	EUR	1,257,000	1,263,404
Austrian Republic 0.5% 4/20/2027 (b)(c)	EUR	1,281,000	1,339,171
Austrian Republic 0.7% 4/20/2071 (b)(c)	EUR	80,000	33,345
Austrian Republic 0.75% 10/20/2026 (b)(c)	EUR	185,000	195,877
Austrian Republic 0.75% 2/20/2028 (b)(c)	EUR	355,000	367,635
Austrian Republic 0.75% 3/20/2051 (b)(c)	EUR	930,000	541,992
Austrian Republic 0.85% 6/30/2120 (b)(c)	EUR	670,000	255,519
Austrian Republic 0.9% 2/20/2032 (b)(c)	EUR	394,000	375,090
Austrian Republic 1.5% 2/20/2047 (b)(c)	EUR	293,000	221,593
Austrian Republic 2% 7/15/2026 (b)(c)	EUR	1,070,000	1,154,930
Austrian Republic 2.4% 5/23/2034 (b)(c)	EUR	40,000	41,106
Austrian Republic 2.9% 2/20/2033 (b)(c)	EUR	140,000	151,100
Austrian Republic 2.9% 2/20/2034 (b)(c)	EUR	620,000	663,975
Austrian Republic 2.95% 2/20/2035 (b)(c)	EUR	250,000	266,822
Austrian Republic 3.15% 6/20/2044 (b)(c)	EUR	10,000	10,308
Austrian Republic 4.15% 3/15/2037 (b)(c)	EUR	20,000	23,545
TOTAL AUSTRIA			8,701,856
BELGIUM - 1.3%
Kingdom of Belgium 0% 10/22/2027 (b)(c)	EUR	1,690,000	1,728,382
Kingdom of Belgium 0.1% 6/22/2030 (b)(c)	EUR	215,000	204,105
Kingdom of Belgium 0.35% 6/22/2032 (b)(c)	EUR	549,000	494,452
Kingdom of Belgium 0.4% 6/22/2040 (b)(c)	EUR	1,212,000	819,368
Kingdom of Belgium 0.65% 6/22/2071 (b)(c)	EUR	590,000	213,966
Kingdom of Belgium 0.8% 6/22/2027 (b)(c)	EUR	39,000	40,943
Kingdom of Belgium 0.9% 6/22/2029 (b)(c)	EUR	1,373,000	1,392,137
Kingdom of Belgium 1% 6/22/2026 (b)(c)	EUR	161,000	171,763
Kingdom of Belgium 1.25% 4/22/2033 (b)(c)	EUR	1,521,000	1,443,999
Kingdom of Belgium 1.4% 6/22/2053 (b)(c)	EUR	932,000	577,636
Kingdom of Belgium 1.45% 6/22/2037 (b)(c)	EUR	84,000	72,999
Kingdom of Belgium 1.6% 6/22/2047 (b)(c)	EUR	38,000	27,463
Kingdom of Belgium 1.7% 6/22/2050 (b)(c)	EUR	23,000	16,161
Kingdom of Belgium 1.9% 6/22/2038 (b)(c)	EUR	101,000	90,799
Kingdom of Belgium 2.25% 6/22/2057 (b)(c)	EUR	124,000	92,040
Kingdom of Belgium 2.85% 10/22/2034 (b)(c)	EUR	1,020,000	1,070,059
Kingdom of Belgium 3.1% 6/22/2035 (b)(c)	EUR	720,000	766,360
Kingdom of Belgium 3.3% 6/22/2054 (b)(c)	EUR	360,000	345,097
Kingdom of Belgium 3.75% 6/22/2045 (b)	EUR	310,000	333,210
Kingdom of Belgium 4% 3/28/2032 (b)	EUR	30,000	34,658
Kingdom of Belgium 4.25% 3/28/2041 (b)(c)	EUR	545,000	629,847
Kingdom of Belgium 5.5% 3/28/2028 (b)	EUR	40,000	47,222
Ministeries Van de Vlaamse Gemeenschap 1.875% 6/2/2042	EUR	400,000	326,754
Ministeries Van de Vlaamse Gemeenschap 3.125% 6/22/2034 (b)	EUR	300,000	319,265
Ministeries Van de Vlaamse Gemeenschap 3.25% 4/5/2033 (b)	EUR	300,000	324,217
Region Wallonne Belgium 1.05% 6/22/2040 (b)	EUR	100,000	71,666
Region Wallonne Belgium 1.25% 5/3/2034 (b)	EUR	400,000	357,808
TOTAL BELGIUM			12,012,376
BULGARIA - 0.1%
Bulgarian Republic 4.5% 1/27/2033 (b)	EUR	370,000	427,087
Bulgarian Republic 4.625% 9/23/2034 (b)	EUR	190,000	221,755
TOTAL BULGARIA			648,842
CANADA - 3.6%
Canada Housing Trust No 1 1.6% 12/15/2031 (c)	CAD	320,000	203,299
Canada Housing Trust No 1 1.75% 6/15/2030 (c)	CAD	730,000	480,728
Canada Housing Trust No 1 1.9% 9/15/2026 (c)	CAD	480,000	330,815
Canada Housing Trust No 1 2.1% 9/15/2029 (c)	CAD	70,000	47,394
Canada Housing Trust No 1 3.6% 12/15/2027 (c)	CAD	1,910,000	1,363,751
Canada Housing Trust No 1 4.25% 3/15/2034 (c)	CAD	780,000	582,589
Canadian Government 0.5% 12/1/2030	CAD	491,000	301,960
Canadian Government 1% 6/1/2027	CAD	58,000	39,086
Canadian Government 1.25% 3/1/2027	CAD	100,000	67,939
Canadian Government 1.25% 6/1/2030	CAD	16,000	10,351
Canadian Government 1.5% 6/1/2031	CAD	1,380,000	891,177
Canadian Government 1.75% 12/1/2053	CAD	180,000	90,760
Canadian Government 2% 6/1/2028	CAD	50,000	34,210
Canadian Government 2% 6/1/2032	CAD	220,000	144,634
Canadian Government 2.75% 12/1/2055	CAD	250,000	157,605
Canadian Government 2.75% 12/1/2064	CAD	1,750,000	1,110,071
Canadian Government 2.75% 6/1/2033	CAD	430,000	295,938
Canadian Government 3% 6/1/2034	CAD	3,210,000	2,240,623
Canadian Government 3.25% 12/1/2033	CAD	1,640,000	1,169,135
Canadian Government 3.25% 12/1/2034	CAD	1,110,000	788,188
Canadian Government 3.25% 9/1/2028	CAD	1,420,000	1,009,418
Canadian Government 3.5% 9/1/2029	CAD	1,970,000	1,419,542
City of Montreal 2.3% 9/1/2029	CAD	140,000	94,754
City of Montreal 2.4% 12/1/2041	CAD	70,000	37,483
City of Montreal 4.4% 12/1/2043	CAD	50,000	34,622
City of Ottawa Ontario 4.6% 7/14/2042	CAD	70,000	50,188
City of Toronto Canada 2.15% 8/25/2040	CAD	70,000	37,176
City of Toronto Canada 2.8% 11/22/2049	CAD	180,000	93,629
Export Development Canada 0.5% 2/25/2027 (b)	EUR	330,000	344,780
Province of Alberta 0.5% 4/16/2025 (b)	EUR	100,000	108,048
Province of Alberta 2.05% 6/1/2030	CAD	1,100,000	732,312
Province of Alberta 3.05% 12/1/2048	CAD	724,000	412,892
Province of Alberta 3.1% 6/1/2050	CAD	231,000	131,937
Province of British Columbia 2.3% 6/18/2026	CAD	210,000	145,611
Province of British Columbia 2.75% 6/18/2052	CAD	140,000	74,031
Province of British Columbia 2.95% 6/18/2050	CAD	924,000	512,247
Province of British Columbia 3.55% 6/18/2033	CAD	970,000	679,651
Province of Manitoba 3% 6/2/2028	CAD	320,000	224,508
Province of Manitoba 3.2% 3/5/2050	CAD	256,000	147,466
Province of Manitoba 3.4% 9/5/2048	CAD	470,000	281,024
Province of New Brunswick 3.05% 8/14/2050	CAD	227,000	127,110
Province of New Brunswick 3.55% 6/3/2043	CAD	100,000	63,298
Province of New Brunswick 4.8% 9/26/2039	CAD	90,000	67,500
Province of Newfoundland 1.75% 6/2/2030	CAD	290,000	189,272
Province of Newfoundland 2.65% 10/17/2050	CAD	217,000	109,393
Province of Newfoundland 3.3% 10/17/2046	CAD	50,000	29,231
Province of Newfoundland 3.7% 10/17/2048	CAD	70,000	43,187
Province of Nova Scotia 3.15% 12/1/2051	CAD	160,000	90,993
Province of Nova Scotia 3.45% 6/1/2045	CAD	150,000	92,135
Province of Ontario 0.25% 12/15/2026 (b)	GBP	638,000	768,297
Province of Ontario 0.375% 4/8/2027 (b)	EUR	283,000	293,933
Province of Ontario 1.05% 9/8/2027	CAD	2,770,000	1,856,336
Province of Ontario 1.75% 9/8/2025	CAD	401,000	277,650
Province of Ontario 1.9% 12/2/2051	CAD	210,000	92,851
Province of Ontario 2.05% 6/2/2030	CAD	59,000	39,291
Province of Ontario 2.15% 6/2/2031	CAD	170,000	111,987
Province of Ontario 2.4% 6/2/2026	CAD	49,000	34,010
Province of Ontario 2.65% 12/2/2050	CAD	49,000	25,832
Province of Ontario 2.7% 6/2/2029	CAD	1,703,000	1,179,574
Province of Ontario 2.8% 6/2/2048	CAD	1,868,000	1,026,585
Province of Ontario 2.9% 12/2/2046	CAD	480,000	270,949
Province of Ontario 2.9% 6/2/2049	CAD	1,735,000	965,863
Province of Ontario 3.65% 6/2/2033	CAD	1,500,000	1,059,647
Province of Ontario 3.75% 12/2/2053	CAD	210,000	135,341
Province of Ontario 4.1% 3/4/2033	CAD	840,000	612,735
Province of Ontario 4.6% 6/2/2039	CAD	230,000	170,084
Province of Ontario 4.7% 6/2/2037	CAD	190,000	142,461
Province of Quebec 0% 10/29/2030 (b)	EUR	1,050,000	969,783
Province of Quebec 0.5% 1/25/2032 (b)	EUR	330,000	302,116
Province of Quebec 1.5% 9/1/2031	CAD	1,966,000	1,237,854
Province of Quebec 1.9% 9/1/2030	CAD	131,000	86,229
Province of Quebec 2.25% 9/15/2026 (b)	GBP	112,000	140,084
Province of Quebec 2.3% 9/1/2029	CAD	1,179,000	802,667
Province of Quebec 2.5% 9/1/2026	CAD	423,000	293,962
Province of Quebec 2.85% 12/1/2053	CAD	110,000	58,993
Province of Quebec 3.1% 12/1/2051	CAD	230,000	130,792
Province of Quebec 3.5% 12/1/2045	CAD	880,000	549,635
Province of Quebec 3.5% 12/1/2048	CAD	270,000	166,160
Province of Quebec 3.6% 9/1/2033	CAD	300,000	210,543
Province of Quebec 3.65% 5/20/2032	CAD	410,000	292,107
Province of Quebec 4.4% 12/1/2055	CAD	260,000	186,014
Province of Quebec 5% 12/1/2038	CAD	90,000	69,098
Province of Quebec 5% 12/1/2041	CAD	420,000	322,394
Province of Saskatchewan 3.1% 6/2/2050	CAD	293,000	167,933
Province of Saskatchewan 3.3% 6/2/2048	CAD	150,000	89,673
Province of Saskatchewan 3.9% 6/2/2033	CAD	70,000	50,304
Province of Saskatchewan 4.75% 6/1/2040	CAD	120,000	89,913
TOTAL CANADA			33,013,371
CHILE - 0.1%
Chilean Republic 1.25% 1/29/2040	EUR	114,000	83,128
Chilean Republic 1.875% 5/27/2030	EUR	100,000	100,973
Chilean Republic 2.3% 10/1/2028 (b)(c)	CLP	245,000,000	232,240
Chilean Republic 5.1% 7/15/2050	CLP	120,000,000	116,734
Chilean Republic 6% 1/1/2043	CLP	200,000,000	216,151
Chilean Republic 6% 4/1/2033 (b)(c)	CLP	120,000,000	127,445
Chilean Republic 7% 5/1/2034 (b)(c)	CLP	105,000,000	120,829
TOTAL CHILE			997,500
CHINA - 13.3%
Peoples Republic of China 0.5% 11/12/2031 (b)	EUR	110,000	100,679
Peoples Republic of China 0.625% 11/25/2035 (b)	EUR	150,000	126,058
Peoples Republic of China 1.35% 9/25/2026	CNY	38,800,000	5,325,305
Peoples Republic of China 1.49% 12/25/2031	CNY	6,000,000	812,523
Peoples Republic of China 1.74% 10/15/2029	CNY	87,550,000	12,105,315
Peoples Republic of China 1.87% 9/15/2031	CNY	8,490,000	1,178,815
Peoples Republic of China 1.91% 7/15/2029	CNY	25,000,000	3,485,733
Peoples Republic of China 2.04% 2/25/2027	CNY	24,640,000	3,423,564
Peoples Republic of China 2.05% 4/15/2029	CNY	32,240,000	4,508,567
Peoples Republic of China 2.11% 8/25/2034	CNY	49,060,000	6,906,341
Peoples Republic of China 2.27% 5/25/2034	CNY	36,660,000	5,240,134
Peoples Republic of China 2.35% 2/25/2034	CNY	19,030,000	2,725,080
Peoples Republic of China 2.37% 1/15/2029	CNY	28,050,000	3,965,160
Peoples Republic of China 2.37% 1/20/2027	CNY	5,670,000	792,287
Peoples Republic of China 2.39% 11/15/2026	CNY	14,910,000	2,079,715
Peoples Republic of China 2.4% 7/15/2028	CNY	50,010,000	7,055,157
Peoples Republic of China 2.48% 4/15/2027	CNY	6,860,000	962,008
Peoples Republic of China 2.5% 7/25/2027	CNY	21,290,000	2,992,651
Peoples Republic of China 2.52% 8/25/2033	CNY	35,920,000	5,200,258
Peoples Republic of China 2.55% 10/15/2028	CNY	36,740,000	5,218,825
Peoples Republic of China 2.6% 9/15/2030	CNY	1,630,000	234,631
Peoples Republic of China 2.62% 4/15/2028	CNY	12,130,000	1,720,033
Peoples Republic of China 2.62% 9/25/2029	CNY	13,690,000	1,963,242
Peoples Republic of China 2.64% 1/15/2028	CNY	20,000,000	2,831,848
Peoples Republic of China 2.65% 3/25/2074	CNY	8,160,000	1,296,108
Peoples Republic of China 2.67% 11/25/2033	CNY	50,000,000	7,330,390
Peoples Republic of China 2.68% 5/21/2030	CNY	1,760,000	253,763
Peoples Republic of China 2.7% 11/3/2026	CNY	20,270,000	2,839,347
Peoples Republic of China 2.75% 2/17/2032	CNY	17,840,000	2,616,579
Peoples Republic of China 2.76% 5/15/2032	CNY	20,700,000	3,040,554
Peoples Republic of China 2.79% 12/15/2029	CNY	15,250,000	2,206,444
Peoples Republic of China 2.8% 3/24/2029	CNY	7,560,000	1,087,196
Peoples Republic of China 3.02% 10/22/2025	CNY	10,000	1,390
Peoples Republic of China 3.02% 5/27/2031	CNY	2,210,000	327,644
Peoples Republic of China 3.12% 10/25/2052	CNY	9,420,000	1,562,912
Peoples Republic of China 3.19% 4/15/2053	CNY	2,170,000	365,460
Peoples Republic of China 3.27% 11/19/2030	CNY	40,000	6,000
Peoples Republic of China 3.27% 3/25/2073	CNY	6,040,000	1,107,681
Peoples Republic of China 3.32% 4/15/2052	CNY	19,390,000	3,318,451
Peoples Republic of China 3.53% 10/18/2051	CNY	2,230,000	393,213
Peoples Republic of China 3.73% 5/25/2070	CNY	1,050,000	209,525
Peoples Republic of China 3.81% 9/14/2050	CNY	36,960,000	6,763,463
Peoples Republic of China 3.82% 11/19/2068	CNY	5,380,000	1,084,965
Peoples Republic of China 3.86% 7/22/2049	CNY	17,330,000	3,170,863
Peoples Republic of China 4% 6/24/2069	CNY	1,080,000	226,275
Peoples Republic of China 4.12% 8/2/2042	CNY	3,320,000	592,236
TOTAL CHINA			120,754,388
COLOMBIA - 0.3%
Colombian Republic 5.75% 11/3/2027	COP	2,000,000,000	433,106
Colombian Republic 7% 3/26/2031	COP	3,780,000,000	724,511
Colombian Republic 7% 6/30/2032	COP	873,300,000	160,468
Colombian Republic 7.25% 10/18/2034	COP	1,541,500,000	266,546
Colombian Republic 7.25% 10/26/2050	COP	2,453,700,000	340,303
Colombian Republic 7.5% 8/26/2026	COP	4,005,000,000	932,990
TOTAL COLOMBIA			2,857,924
CROATIA - 0.1%
Republic of Croatia 1.125% 6/19/2029 (b)	EUR	151,000	153,072
Republic of Croatia 1.75% 3/4/2041 (b)	EUR	410,000	338,059
Republic of Croatia 2.7% 6/15/2028 (b)	EUR	200,000	217,004
TOTAL CROATIA			708,135
CYPRUS - 0.0%
Republic of Cyprus 2.25% 4/16/2050 (b)	EUR	59,000	45,916
Republic of Cyprus 2.375% 9/25/2028 (b)	EUR	84,000	89,918
TOTAL CYPRUS			135,834
CZECH REPUBLIC - 0.4%
Czech Republic 0.25% 2/10/2027	CZK	27,960,000	1,141,983
Czech Republic 1.2% 3/13/2031	CZK	5,250,000	195,036
Czech Republic 1.5% 4/24/2040	CZK	15,490,000	452,093
Czech Republic 2% 10/13/2033	CZK	2,230,000	81,494
Czech Republic 4.85% 11/26/2057 (b)	CZK	1,830,000	79,240
Czech Republic 5.5% 12/12/2028	CZK	7,560,000	348,082
Czech Republic 5.75% 3/29/2029	CZK	20,610,000	960,623
TOTAL CZECH REPUBLIC			3,258,551
DENMARK - 0.3%
Danish Kingdom 0% 11/15/2031	DKK	610,000	76,130
Danish Kingdom 0.25% 11/15/2052	DKK	1,761,000	131,239
Danish Kingdom 0.5% 11/15/2027	DKK	3,050,000	426,409
Danish Kingdom 0.5% 11/15/2029	DKK	7,384,000	994,109
Danish Kingdom 2.25% 11/15/2033	DKK	2,510,000	358,074
Danish Kingdom 4.5% 11/15/2039	DKK	3,960,000	691,388
TOTAL DENMARK			2,677,349
FINLAND - 0.4%
Finnish Government 0% 9/15/2030 (b)(c)	EUR	260,000	244,109
Finnish Government 0.125% 4/15/2036 (b)(c)	EUR	452,000	349,480
Finnish Government 0.125% 4/15/2052 (b)(c)	EUR	294,000	134,098
Finnish Government 0.25% 9/15/2040 (b)(c)	EUR	433,000	291,690
Finnish Government 0.5% 4/15/2026 (b)(c)	EUR	44,000	46,816
Finnish Government 0.5% 4/15/2043 (b)(c)	EUR	233,000	152,693
Finnish Government 0.5% 9/15/2028 (b)(c)	EUR	890,000	904,131
Finnish Government 1.125% 4/15/2034 (b)(c)	EUR	166,000	152,528
Finnish Government 1.5% 9/15/2032 (b)(c)	EUR	270,000	265,140
Finnish Government 2.625% 7/4/2042 (b)(c)	EUR	20,000	19,393
Finnish Government 2.875% 4/15/2029 (b)(c)	EUR	440,000	483,732
Finnish Government 2.95% 4/15/2055 (b)(c)	EUR	110,000	105,849
Finnish Government 3% 9/15/2033 (b)(c)	EUR	200,000	216,381
TOTAL FINLAND			3,366,040
FRANCE - 5.9%
Action Logement Services 0.375% 10/5/2031 (b)	EUR	600,000	542,355
Agence France Locale 3.125% 3/20/2034 (b)	EUR	100,000	105,630
Caisse d'Amortissement de la Dette Sociale 0% 11/25/2030 (b)	EUR	900,000	828,374
Caisse d'Amortissement de la Dette Sociale 0% 2/25/2028 (b)	EUR	600,000	605,277
Caisse d'Amortissement de la Dette Sociale 0% 5/25/2031 (b)	EUR	300,000	271,294
Caisse d'Amortissement de la Dette Sociale 0.125% 12/15/2025 (b)	GBP	400,000	501,023
Caisse d'Amortissement de la Dette Sociale 1.75% 11/25/2027 (b)	EUR	500,000	531,991
Caisse d'Amortissement de la Dette Sociale 3% 11/25/2031 (b)	EUR	200,000	215,631
French Government 0% 11/25/2029 (b)(c)	EUR	1,147,000	1,097,165
French Government 0% 11/25/2030 (b)(c)	EUR	1,209,000	1,116,028
French Government 0% 11/25/2031 (b)(c)	EUR	3,017,000	2,680,813
French Government 0% 2/25/2027 (b)(c)	EUR	1,385,000	1,437,966
French Government 0% 5/25/2032 (b)(c)	EUR	883,000	768,970
French Government 0.25% 11/25/2026 (b)(c)	EUR	1,615,000	1,693,596
French Government 0.5% 5/25/2026 (b)(c)	EUR	33,000	35,044
French Government 0.5% 5/25/2029 (b)(c)	EUR	1,326,000	1,317,314
French Government 0.5% 5/25/2040 (b)(c)	EUR	3,197,000	2,169,696
French Government 0.5% 5/25/2072 (b)(c)	EUR	1,100,000	348,055
French Government 0.5% 6/25/2044 (b)(c)	EUR	690,000	411,073
French Government 0.75% 2/25/2028 (b)(c)	EUR	3,330,000	3,442,279
French Government 0.75% 5/25/2028 (b)(c)	EUR	473,000	486,222
French Government 0.75% 5/25/2052 (b)(c)	EUR	2,316,000	1,178,111
French Government 0.75% 5/25/2053 (b)(c)	EUR	2,348,000	1,160,518
French Government 1% 11/25/2025 (b)(c)	EUR	36,000	38,633
French Government 1% 5/25/2027 (b)(c)	EUR	466,000	491,413
French Government 1.25% 5/25/2034 (b)(c)	EUR	137,000	124,177
French Government 1.25% 5/25/2036 (b)(c)	EUR	1,858,000	1,594,662
French Government 1.25% 5/25/2038 (b)(c)	EUR	390,000	316,757
French Government 1.5% 5/25/2031 (b)(c)	EUR	1,913,000	1,907,662
French Government 1.5% 5/25/2050 (b)(c)	EUR	354,000	233,698
French Government 1.75% 5/25/2066 (b)(c)	EUR	33,000	19,707
French Government 1.75% 6/25/2039 (b)(c)	EUR	655,000	559,013
French Government 2% 11/25/2032 (b)(c)	EUR	2,970,000	2,963,722
French Government 2% 5/25/2048 (b)(c)	EUR	124,000	95,110
French Government 2.5% 5/25/2030 (b)(c)	EUR	840,000	897,521
French Government 2.5% 5/25/2043 (b)(c)	EUR	2,770,000	2,469,304
French Government 2.5% 9/24/2027 (b)(c)	EUR	3,440,000	3,739,435
French Government 2.75% 2/25/2029 (b)(c)	EUR	2,400,000	2,613,726
French Government 2.75% 2/25/2030 (b)(c)	EUR	2,800,000	3,029,002
French Government 3% 11/25/2034 (b)(c)	EUR	3,680,000	3,852,280
French Government 3% 5/25/2033 (b)(c)	EUR	870,000	926,881
French Government 3% 5/25/2054 (b)(c)	EUR	610,000	541,229
French Government 3.5% 11/25/2033 (b)(c)	EUR	2,300,000	2,527,603
French Government 4% 4/25/2060 (b)(c)	EUR	490,000	521,135
French Government 4.75% 4/25/2035 (b)(c)	EUR	100,000	120,261
Societe Des Grands Projets EPIC 0% 11/25/2030 (b)	EUR	1,000,000	916,121
Societe Des Grands Projets EPIC 1.7% 5/25/2050 (b)	EUR	500,000	340,523
Ville de Paris 1.375% 11/20/2034 (b)	EUR	100,000	87,909
TOTAL FRANCE			53,871,909
GERMANY - 4.5%
Free State of Saxony 0.01% 12/17/2035 (b)	EUR	490,000	383,437
Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH 0.01% 2/4/2031 (b)	EUR	50,000	46,105
German Federal Republic 0% 2/15/2032 (b)(d)	EUR	4,378,000	3,998,913
German Federal Republic 0% 4/11/2025 (b)	EUR	5,000	5,402
German Federal Republic 0% 8/15/2031 (b)	EUR	380,000	352,903
German Federal Republic 0.25% 2/15/2029 (b)	EUR	6,000	6,036
German Federal Republic 0.5% 2/15/2028 (b)	EUR	7,000	7,244
German Federal Republic 1.3% 10/15/2027 (b)	EUR	520,000	552,255
German Federal Republic 1.8% 8/15/2053 (b)	EUR	1,040,000	855,452
German Federal Republic 2.1% 4/12/2029 (b)	EUR	530,000	570,381
German Federal Republic 2.2% 3/11/2027 (b)	EUR	10,000	10,849
German Federal Republic 2.2% 4/13/2028 (b)(d)	EUR	2,710,000	2,938,663
German Federal Republic 2.3% 2/15/2033 (b)	EUR	1,000,000	1,060,340
German Federal Republic 2.4% 11/15/2030 (b)	EUR	970,000	1,049,603
German Federal Republic 2.4% 4/18/2030 (b)	EUR	3,580,000	3,884,022
German Federal Republic 2.5% 10/11/2029 (b)	EUR	1,320,000	1,440,718
German Federal Republic 2.5% 2/15/2035 (b)	EUR	2,580,000	2,734,275
German Federal Republic 2.5% 7/4/2044 (b)(d)(e)	EUR	3,460,000	3,446,731
German Federal Republic 2.5% 8/15/2054 (b)	EUR	2,300,000	2,208,522
German Federal Republic 2.6% 8/15/2033 (b)	EUR	340,000	367,131
German Federal Republic 2.6% 8/15/2034 (b)	EUR	3,360,000	3,603,412
German Federal Republic 3.25% 7/4/2042 (b)(d)	EUR	3,520,000	3,917,484
German Federal Republic 4% 1/4/2037 (b)	EUR	40,000	48,163
German Federal Republic 4.75% 7/4/2040 (b)	EUR	20,000	26,239
Land Berlin 0.125% 11/24/2045 (b)	EUR	270,000	147,942
Land Berlin 2.75% 2/14/2033	EUR	340,000	363,164
State of Brandenburg 0.05% 7/1/2031 (b)	EUR	110,000	100,650
State of Bremen 0.15% 10/24/2031	EUR	50,000	45,509
State of Bremen 0.4% 8/20/2049 (b)	EUR	29,000	15,258
State of Hesse 0.01% 6/18/2031 (b)	EUR	540,000	492,953
State of Hesse 0.125% 10/10/2031	EUR	210,000	191,227
State of Lower Saxony 0.01% 1/10/2031 (b)	EUR	130,000	120,426
State of Lower Saxony 0.01% 11/25/2027 (b)	EUR	430,000	437,043
State of Lower Saxony 0.125% 1/9/2032 (b)	EUR	200,000	180,755
State of Lower Saxony 0.75% 3/21/2031	EUR	170,000	163,798
State of Lower Saxony 1.125% 9/12/2033 (b)	EUR	70,000	65,437
State of North Rhine-Westphalia Germany 0% 10/12/2035 (b)	EUR	80,000	62,445
State of North Rhine-Westphalia Germany 0.2% 1/27/2051 (b)	EUR	50,000	23,474
State of North Rhine-Westphalia Germany 0.2% 3/31/2027 (b)	EUR	1,513,000	1,570,080
State of North Rhine-Westphalia Germany 0.2% 4/9/2030 (b)	EUR	725,000	693,387
State of North Rhine-Westphalia Germany 0.5% 11/25/2039 (b)	EUR	72,000	52,460
State of North Rhine-Westphalia Germany 0.625% 7/21/2031 (b)	EUR	24,000	22,731
State of North Rhine-Westphalia Germany 0.8% 7/30/2049 (b)	EUR	434,000	261,234
State of North Rhine-Westphalia Germany 1.25% 5/12/2036 (b)	EUR	226,000	200,594
State of North Rhine-Westphalia Germany 1.375% 1/15/2120 (b)	EUR	70,000	31,955
State of North Rhine-Westphalia Germany 1.55% 6/16/2048 (b)	EUR	178,000	132,329
State of North Rhine-Westphalia Germany 1.65% 2/22/2038 (b)	EUR	607,000	547,051
State of North Rhine-Westphalia Germany 1.95% 9/26/2078 (b)	EUR	270,000	177,782
State of North Rhine-Westphalia Germany 2% 6/15/2032 (b)	EUR	590,000	602,182
State of North Rhine-Westphalia Germany 2.15% 3/21/2119 (b)	EUR	70,000	46,777
State of Rhineland-Palatinate 0.01% 1/21/2031 (b)	EUR	340,000	314,211
State of Rhineland-Palatinate 0.75% 2/23/2032	EUR	130,000	122,550
State of Saxony-Anhalt 3.15% 2/6/2054	EUR	50,000	49,934
State of Schleswig-Holstein Germany 0.05% 7/8/2031 (b)	EUR	410,000	374,137
TOTAL GERMANY			41,123,755
GREECE - 0.2%
Greek Government 1.875% 1/24/2052 (b)(c)	EUR	320,000	221,865
Greek Government 3.9% 1/30/2033 (b)	EUR	1,280,000	1,438,787
Greek Government 4.2% 1/30/2042 (b)	EUR	250,000	275,280
TOTAL GREECE			1,935,932
HONG KONG - 0.0%
Hong Kong Government 1.59% 3/4/2036	HKD	1,050,000	111,792
HUNGARY - 0.2%
Hungary Government 1% 11/26/2025	HUF	30,380,000	78,849
Hungary Government 1.5% 4/22/2026	HUF	43,280,000	110,551
Hungary Government 1.625% 4/28/2032 (b)	EUR	246,000	225,392
Hungary Government 1.75% 10/10/2027 (b)	EUR	150,000	156,943
Hungary Government 1.75% 6/5/2035 (b)	EUR	130,000	106,804
Hungary Government 2.75% 12/22/2026	HUF	30,520,000	77,165
Hungary Government 3% 4/25/2041	HUF	227,580,000	364,263
Hungary Government 3% 8/21/2030	HUF	64,320,000	142,986
Hungary Government 4.5% 3/23/2028	HUF	112,000,000	282,793
TOTAL HUNGARY			1,545,746
INDONESIA - 0.8%
Indonesia Government 1.45% 9/18/2026	EUR	430,000	455,427
Indonesia Government 5.125% 4/15/2027	IDR	9,200,000,000	540,233
Indonesia Government 5.5% 4/15/2026	IDR	1,000,000	59
Indonesia Government 6.375% 4/15/2042	IDR	900,000,000	49,658
Indonesia Government 6.375% 8/15/2028	IDR	6,111,000,000	365,519
Indonesia Government 6.5% 2/15/2031	IDR	4,193,000,000	248,799
Indonesia Government 6.5% 6/15/2025	IDR	717,000,000	43,262
Indonesia Government 6.625% 2/15/2034	IDR	11,657,000,000	686,527
Indonesia Government 6.75% 7/15/2035	IDR	5,041,000,000	298,266
Indonesia Government 6.875% 4/15/2029	IDR	10,560,000,000	641,996
Indonesia Government 6.875% 8/15/2051	IDR	528,000,000	30,688
Indonesia Government 7% 2/15/2033	IDR	24,508,000,000	1,476,252
Indonesia Government 7% 9/15/2030	IDR	15,924,000,000	969,768
Indonesia Government 7.125% 6/15/2042	IDR	2,600,000,000	156,294
Indonesia Government 7.125% 6/15/2043	IDR	5,576,000,000	335,597
Indonesia Government 7.375% 5/15/2048	IDR	8,728,000,000	533,641
Indonesia Government 7.5% 4/15/2040	IDR	9,622,000,000	595,000
Indonesia Government 7.5% 5/15/2038	IDR	1,631,000,000	101,150
Indonesia Government 7.5% 6/15/2035	IDR	1,449,000,000	89,819
Indonesia Government 8.375% 4/15/2039	IDR	1,794,000,000	119,329
TOTAL INDONESIA			7,737,284
IRELAND - 0.5%
Republic of Ireland 0.2% 10/18/2030 (b)	EUR	86,000	81,494
Republic of Ireland 0.2% 5/15/2027 (b)	EUR	225,000	233,706
Republic of Ireland 0.35% 10/18/2032 (b)	EUR	290,000	261,175
Republic of Ireland 0.4% 5/15/2035 (b)	EUR	355,000	294,886
Republic of Ireland 0.55% 4/22/2041 (b)	EUR	130,000	92,958
Republic of Ireland 0.9% 5/15/2028 (b)	EUR	1,202,000	1,248,751
Republic of Ireland 1% 5/15/2026 (b)	EUR	188,000	200,806
Republic of Ireland 1.1% 5/15/2029 (b)	EUR	689,000	707,243
Republic of Ireland 1.3% 5/15/2033 (b)	EUR	570,000	547,651
Republic of Ireland 1.5% 5/15/2050 (b)	EUR	460,000	340,767
Republic of Ireland 1.7% 5/15/2037 (b)	EUR	380,000	350,216
TOTAL IRELAND			4,359,653
ISRAEL - 0.2%
Israel Government 1% 3/31/2030	ILS	1,812,000	416,525
Israel Government 1.3% 4/30/2032	ILS	840,000	184,295
Israel Government 1.5% 1/16/2029 (b)	EUR	335,000	338,031
Israel Government 1.5% 5/31/2037	ILS	738,000	141,838
Israel Government 2.8% 11/29/2052	ILS	930,000	170,104
Israel Government 3.75% 2/28/2029	ILS	830,000	219,104
Israel Government 3.75% 3/31/2047	ILS	476,000	109,062
Israel Government 4% 3/30/2035	ILS	1,480,000	382,723
Israel Government 5.5% 1/31/2042	ILS	400,000	117,021
TOTAL ISRAEL			2,078,703
ITALY - 5.2%
Cassa Depositi e Prestiti SpA 1% 2/11/2030 (b)	EUR	100,000	97,726
Italian Republic 0.45% 2/15/2029 (b)	EUR	190,000	189,123
Italian Republic 0.5% 7/15/2028 (b)	EUR	1,040,000	1,054,798
Italian Republic 0.85% 1/15/2027 (b)	EUR	81,000	85,631
Italian Republic 0.9% 4/1/2031 (b)	EUR	82,000	77,902
Italian Republic 0.95% 6/1/2032 (b)	EUR	701,000	643,362
Italian Republic 0.95% 8/1/2030 (b)	EUR	142,000	138,148
Italian Republic 0.95% 9/15/2027 (b)	EUR	1,948,000	2,040,548
Italian Republic 1.35% 4/1/2030 (b)	EUR	1,950,000	1,957,690
Italian Republic 1.45% 3/1/2036 (b)(c)	EUR	1,347,000	1,147,981
Italian Republic 1.5% 4/30/2045 (b)(c)	EUR	160,000	109,569
Italian Republic 1.6% 6/1/2026 (b)	EUR	179,000	192,472
Italian Republic 1.65% 3/1/2032 (b)(c)	EUR	575,000	559,109
Italian Republic 1.7% 9/1/2051 (b)(c)	EUR	446,000	284,950
Italian Republic 1.8% 3/1/2041 (b)(c)	EUR	2,541,000	1,989,176
Italian Republic 2.05% 8/1/2027 (b)	EUR	213,000	229,430
Italian Republic 2.1% 7/15/2026 (b)	EUR	1,186,000	1,282,308
Italian Republic 2.15% 3/1/2072 (b)(c)	EUR	1,300,000	813,036
Italian Republic 2.15% 9/1/2052 (b)(c)	EUR	172,000	119,892
Italian Republic 2.2% 6/1/2027 (b)	EUR	652,000	704,978
Italian Republic 2.25% 9/1/2036 (b)(c)	EUR	639,000	588,460
Italian Republic 2.45% 9/1/2033 (b)(c)	EUR	897,000	894,659
Italian Republic 2.45% 9/1/2050 (b)(c)	EUR	77,000	58,719
Italian Republic 2.5% 12/1/2032 (b)	EUR	260,000	263,903
Italian Republic 2.65% 12/1/2027 (b)	EUR	640,000	697,399
Italian Republic 2.7% 3/1/2047 (b)(c)	EUR	116,000	96,635
Italian Republic 2.8% 3/1/2067 (b)(c)	EUR	120,000	89,999
Italian Republic 2.8% 6/15/2029 (b)	EUR	1,740,000	1,887,533
Italian Republic 2.95% 9/1/2038 (b)(c)	EUR	433,000	415,738
Italian Republic 3% 8/1/2029 (b)	EUR	1,708,000	1,867,010
Italian Republic 3.1% 3/1/2040 (b)(c)	EUR	1,208,000	1,155,090
Italian Republic 3.15% 11/15/2031 (b)(c)	EUR	1,190,000	1,274,865
Italian Republic 3.35% 3/1/2035 (b)(c)	EUR	1,808,000	1,893,213
Italian Republic 3.45% 3/1/2048 (b)(c)	EUR	1,000	937
Italian Republic 3.45% 7/15/2027 (b)	EUR	5,010,000	5,553,288
Italian Republic 3.45% 7/15/2031 (b)	EUR	1,450,000	1,587,134
Italian Republic 3.5% 2/15/2031 (b)(c)	EUR	330,000	363,652
Italian Republic 3.65% 8/1/2035 (b)(c)	EUR	230,000	244,958
Italian Republic 3.7% 6/15/2030 (b)	EUR	1,220,000	1,363,054
Italian Republic 3.85% 12/15/2029 (b)	EUR	1,770,000	1,997,135
Italian Republic 3.85% 2/1/2035 (b)	EUR	970,000	1,056,136
Italian Republic 3.85% 7/1/2034 (b)	EUR	1,280,000	1,403,100
Italian Republic 3.85% 9/1/2049 (b)(c)	EUR	679,000	673,572
Italian Republic 4% 11/15/2030 (b)	EUR	2,510,000	2,840,293
Italian Republic 4.1% 2/1/2029 (b)	EUR	130,000	147,789
Italian Republic 4.15% 10/1/2039 (b)(c)	EUR	50,000	54,057
Italian Republic 4.2% 3/1/2034 (b)	EUR	590,000	665,183
Italian Republic 4.4% 5/1/2033 (b)	EUR	760,000	874,030
Italian Republic 4.45% 9/1/2043 (b)(c)	EUR	2,760,000	3,035,206
Italian Republic 4.5% 10/1/2053 (b)(c)	EUR	390,000	420,911
Italian Republic 4.5% 3/1/2026 (b)(c)	EUR	50,000	55,187
Italian Republic 5% 8/1/2034 (b)(c)	EUR	20,000	23,900
Italian Republic 5% 8/1/2039 (b)(c)	EUR	20,000	23,696
Italian Republic 6.5% 11/1/2027 (b)	EUR	50,000	59,713
TOTAL ITALY			47,343,983
JAPAN - 9.5%
Japan Government 0.005% 6/20/2027	JPY	230,000,000	1,505,328
Japan Government 0.1% 12/20/2026	JPY	70,150,000	462,156
Japan Government 0.1% 12/20/2027	JPY	439,850,000	2,870,858
Japan Government 0.1% 12/20/2028	JPY	69,800,000	449,975
Japan Government 0.1% 12/20/2029	JPY	327,900,000	2,085,998
Japan Government 0.1% 12/20/2030	JPY	83,550,000	524,957
Japan Government 0.1% 12/20/2031	JPY	535,300,000	3,317,939
Japan Government 0.1% 3/20/2027	JPY	145,100,000	953,796
Japan Government 0.1% 3/20/2028	JPY	53,650,000	349,270
Japan Government 0.1% 3/20/2029	JPY	23,050,000	148,118
Japan Government 0.1% 3/20/2030	JPY	15,400,000	97,683
Japan Government 0.1% 3/20/2031	JPY	407,600,000	2,552,752
Japan Government 0.1% 6/20/2027	JPY	459,900,000	3,016,041
Japan Government 0.1% 6/20/2028	JPY	30,400,000	197,299
Japan Government 0.1% 6/20/2030	JPY	393,950,000	2,491,112
Japan Government 0.1% 9/20/2027	JPY	510,700,000	3,341,256
Japan Government 0.1% 9/20/2027	JPY	177,000,000	1,158,058
Japan Government 0.1% 9/20/2028	JPY	231,650,000	1,498,628
Japan Government 0.1% 9/20/2030	JPY	362,600,000	2,285,378
Japan Government 0.2% 12/20/2027	JPY	169,000,000	1,106,066
Japan Government 0.2% 12/20/2028	JPY	46,550,000	301,267
Japan Government 0.2% 3/20/2032	JPY	68,000,000	422,879
Japan Government 0.2% 6/20/2028	JPY	54,650,000	355,821
Japan Government 0.2% 6/20/2032	JPY	84,300,000	522,352
Japan Government 0.2% 9/20/2032	JPY	53,150,000	327,823
Japan Government 0.3% 12/20/2039	JPY	900,000	4,756
Japan Government 0.3% 6/20/2039	JPY	158,200,000	846,384
Japan Government 0.3% 6/20/2046	JPY	17,900,000	79,999
Japan Government 0.3% 9/20/2039	JPY	56,150,000	298,540
Japan Government 0.4% 3/20/2036	JPY	192,500,000	1,128,228
Japan Government 0.4% 3/20/2040	JPY	51,800,000	276,506
Japan Government 0.4% 3/20/2050	JPY	35,400,000	148,605
Japan Government 0.4% 3/20/2056	JPY	376,750,000	1,378,821
Japan Government 0.4% 6/20/2040	JPY	10,450,000	55,416
Japan Government 0.4% 9/20/2040	JPY	73,150,000	385,516
Japan Government 0.4% 9/20/2049	JPY	5,450,000	23,154
Japan Government 0.5% 12/20/2038	JPY	15,550,000	86,798
Japan Government 0.5% 3/20/2033	JPY	20,850,000	130,653
Japan Government 0.5% 3/20/2049	JPY	10,450,000	46,190
Japan Government 0.5% 9/20/2036	JPY	93,750,000	549,862
Japan Government 0.6% 12/20/2033	JPY	301,400,000	1,883,092
Japan Government 0.6% 12/20/2037	JPY	6,700,000	38,743
Japan Government 0.6% 6/20/2037	JPY	136,750,000	799,485
Japan Government 0.6% 6/20/2050	JPY	27,350,000	120,933
Japan Government 0.7% 12/20/2048	JPY	10,800,000	50,594
Japan Government 0.7% 3/20/2037	JPY	22,050,000	131,149
Japan Government 0.7% 6/20/2048	JPY	13,100,000	61,912
Japan Government 0.7% 9/20/2038	JPY	1,033,250,000	5,962,939
Japan Government 0.8% 3/20/2034	JPY	190,550,000	1,206,923
Japan Government 0.8% 3/20/2042	JPY	149,000,000	812,800
Japan Government 0.8% 9/20/2033	JPY	83,150,000	530,311
Japan Government 0.8% 9/20/2047	JPY	10,200,000	50,114
Japan Government 0.9% 3/20/2057	JPY	184,150,000	793,899
Japan Government 0.9% 6/20/2042	JPY	345,000,000	1,906,643
Japan Government 0.9% 9/20/2034	JPY	598,400,000	3,797,101
Japan Government 0.9% 9/20/2048	JPY	249,150,000	1,232,544
Japan Government 1% 12/20/2035	JPY	647,550,000	4,071,159
Japan Government 1% 3/20/2052	JPY	170,000,000	811,419
Japan Government 1.1% 3/20/2043	JPY	45,600,000	257,758
Japan Government 1.1% 6/20/2034	JPY	27,100,000	175,679
Japan Government 1.1% 6/20/2043	JPY	110,150,000	620,171
Japan Government 1.1% 9/20/2042	JPY	219,650,000	1,251,444
Japan Government 1.2% 12/20/2034	JPY	163,750,000	1,063,791
Japan Government 1.2% 3/20/2035	JPY	19,650,000	127,364
Japan Government 1.2% 6/20/2053	JPY	98,900,000	491,025
Japan Government 1.3% 12/20/2043	JPY	398,750,000	2,309,581
Japan Government 1.3% 3/20/2063	JPY	47,600,000	216,468
Japan Government 1.3% 6/20/2052	JPY	232,000,000	1,195,699
Japan Government 1.4% 12/20/2042	JPY	193,650,000	1,156,387
Japan Government 1.4% 12/20/2045	JPY	307,650,000	1,765,721
Japan Government 1.4% 3/20/2053	JPY	110,700,000	580,867
Japan Government 1.4% 3/20/2055	JPY	5,500,000	28,293
Japan Government 1.4% 9/20/2052	JPY	52,050,000	274,551
Japan Government 1.5% 9/20/2043	JPY	51,950,000	312,448
Japan Government 1.6% 12/20/2052	JPY	170,150,000	940,981
Japan Government 1.6% 12/20/2053	JPY	171,100,000	936,481
Japan Government 1.6% 3/20/2033	JPY	4,300,000	29,312
Japan Government 1.6% 3/20/2044	JPY	163,650,000	994,884
Japan Government 1.6% 6/20/2030	JPY	4,600,000	31,414
Japan Government 1.8% 9/20/2044	JPY	438,650,000	2,744,319
Japan Government 1.8% 9/20/2053	JPY	32,000,000	184,264
Japan Government 1.9% 3/20/2053	JPY	42,450,000	251,369
Japan Government 1.9% 6/20/2044	JPY	66,600,000	424,577
Japan Government 2% 12/20/2044	JPY	184,950,000	1,193,500
Japan Government 2% 3/20/2042	JPY	110,000,000	725,616
Japan Government 2.1% 9/20/2054	JPY	106,900,000	656,046
Japan Government 2.2% 3/20/2064	JPY	454,450,000	2,693,371
Japan Government 2.2% 6/20/2054	JPY	19,550,000	122,797
Japan Government 2.3% 12/20/2054	JPY	39,800,000	255,278
Japan Government 2.3% 5/20/2032	JPY	1,000,000	7,159
TOTAL JAPAN			86,062,613
KOREA (SOUTH) - 2.0%
Korean Republic 1.125% 9/10/2039	KRW	321,370,000	177,023
Korean Republic 1.375% 12/10/2029	KRW	41,420,000	26,519
Korean Republic 1.375% 6/10/2030	KRW	902,510,000	573,917
Korean Republic 1.5% 12/10/2026	KRW	32,000,000	21,312
Korean Republic 1.5% 12/10/2030	KRW	1,681,130,000	1,068,934
Korean Republic 1.5% 9/10/2040	KRW	2,069,710,000	1,191,089
Korean Republic 1.875% 3/10/2051	KRW	2,378,220,000	1,385,309
Korean Republic 2% 3/10/2049	KRW	381,850,000	229,640
Korean Republic 2% 6/10/2031	KRW	3,124,610,000	2,036,470
Korean Republic 2.125% 3/10/2047	KRW	29,200,000	17,986
Korean Republic 2.125% 6/10/2027	KRW	1,520,000,000	1,020,764
Korean Republic 2.375% 12/10/2027	KRW	50,660,000	34,199
Korean Republic 2.375% 12/10/2028	KRW	514,930,000	346,164
Korean Republic 2.375% 12/10/2031	KRW	600,000,000	399,242
Korean Republic 2.375% 9/10/2038	KRW	415,730,000	271,606
Korean Republic 2.5% 3/10/2052	KRW	1,402,900,000	929,045
Korean Republic 2.625% 3/10/2048	KRW	251,760,000	169,601
Korean Republic 2.625% 6/10/2028	KRW	940,310,000	638,105
Korean Republic 2.75% 9/10/2054	KRW	2,067,260,000	1,446,527
Korean Republic 3.25% 3/10/2028	KRW	1,690,020,000	1,167,367
Korean Republic 3.25% 3/10/2053	KRW	1,849,990,000	1,410,478
Korean Republic 3.25% 3/10/2054	KRW	250,000,000	191,284
Korean Republic 3.25% 6/10/2027	KRW	1,157,040,000	795,710
Korean Republic 3.25% 6/10/2033	KRW	800,600,000	564,836
Korean Republic 3.25% 9/10/2042	KRW	1,205,650,000	878,663
Korean Republic 3.375% 6/10/2032	KRW	838,210,000	593,802
Korean Republic 3.625% 9/10/2053	KRW	490,000,000	399,002
Korean Republic 3.875% 9/10/2043	KRW	589,180,000	466,506
TOTAL KOREA (SOUTH)			18,451,100
LATVIA - 0.0%
Republic of Latvia 1.125% 5/30/2028 (b)	EUR	330,000	338,898
Republic of Latvia 1.375% 5/16/2036 (b)	EUR	90,000	78,558
TOTAL LATVIA			417,456
LITHUANIA - 0.0%
Lithuania Government 0.5% 6/19/2029 (b)	EUR	32,000	31,228
Lithuania Government 2.1% 5/26/2047 (b)	EUR	230,000	185,047
Lithuania Government 2.125% 10/22/2035 (b)	EUR	57,000	52,986
Lithuania Government 3.875% 6/14/2033 (b)	EUR	90,000	100,085
TOTAL LITHUANIA			369,346
LUXEMBOURG - 0.1%
Luxembourg Government 0% 11/13/2026 (b)	EUR	230,000	240,160
Luxembourg Government 0% 4/28/2025 (b)	EUR	35,000	37,784
State of the Grand-Duchy of Luxembourg 0% 3/24/2031 (b)	EUR	230,000	211,711
State of the Grand-Duchy of Luxembourg 0% 9/14/2032 (b)	EUR	210,000	183,879
TOTAL LUXEMBOURG			673,534
MALAYSIA - 0.8%
Malaysia Government 3.519% 4/20/2028	MYR	4,960,000	1,118,228
Malaysia Government 3.582% 7/15/2032	MYR	2,240,000	500,024
Malaysia Government 3.757% 5/22/2040	MYR	2,310,000	507,882
Malaysia Government 3.828% 7/5/2034	MYR	3,760,000	850,371
Malaysia Government 3.885% 8/15/2029	MYR	1,820,000	415,060
Malaysia Government 3.899% 11/16/2027	MYR	3,032,000	690,749
Malaysia Government 3.9% 11/30/2026	MYR	2,999,000	681,775
Malaysia Government 3.906% 7/15/2026	MYR	171,000	38,817
Malaysia Government 4.065% 6/15/2050	MYR	2,823,000	627,695
Malaysia Government 4.119% 11/30/2034	MYR	831,000	191,996
Malaysia Government 4.457% 3/31/2053	MYR	820,000	193,341
Malaysia Government 4.504% 4/30/2029	MYR	560,000	130,735
Malaysia Government 4.642% 11/7/2033	MYR	2,170,000	519,768
Malaysia Government 4.696% 10/15/2042	MYR	2,150,000	526,286
Malaysia Government 4.724% 6/15/2033	MYR	2,083,000	500,427
Malaysia Government 4.736% 3/15/2046	MYR	90,000	22,185
Malaysia Government 4.921% 7/6/2048	MYR	50,000	12,604
Malaysia Government 4.935% 9/30/2043	MYR	150,000	37,684
TOTAL MALAYSIA			7,565,627
MEXICO - 0.8%
United Mexican States 1.125% 1/17/2030	EUR	100,000	95,154
United Mexican States 2.125% 10/25/2051	EUR	100,000	56,579
United Mexican States 2.25% 8/12/2036	EUR	130,000	105,456
United Mexican States 2.875% 4/8/2039	EUR	185,000	150,080
United Mexican States 5.5% 3/4/2027	MXN	45,500,000	2,105,169
United Mexican States 5.75% 3/5/2026	MXN	26,769,000	1,276,160
United Mexican States 7.5% 5/26/2033	MXN	10,860,000	477,541
United Mexican States 7.5% 6/3/2027	MXN	2,000,000	95,650
United Mexican States 7.75% 11/13/2042	MXN	14,660,000	587,618
United Mexican States 7.75% 11/23/2034	MXN	17,320,000	760,651
United Mexican States 7.75% 5/29/2031	MXN	8,780,000	403,149
United Mexican States 8% 11/7/2047	MXN	13,363,000	539,037
United Mexican States 8.5% 2/28/2030	MXN	7,700,000	369,385
United Mexican States 8.5% 5/31/2029	MXN	10,000,000	482,512
TOTAL MEXICO			7,504,141
MULTI-NATIONAL - 2.1%
European Financial Stability Facility 0% 10/13/2027 (b)	EUR	85,000	86,723
European Financial Stability Facility 0.05% 1/18/2052 (b)	EUR	225,000	98,320
European Financial Stability Facility 0.05% 10/17/2029 (b)	EUR	23,000	22,200
European Financial Stability Facility 0.625% 10/16/2026 (b)	EUR	466,000	491,793
European Financial Stability Facility 0.7% 1/20/2050 (b)	EUR	176,000	102,047
European Financial Stability Facility 0.75% 5/3/2027 (b)	EUR	43,000	45,106
European Financial Stability Facility 0.875% 4/10/2035 (b)	EUR	610,000	533,001
European Financial Stability Facility 1.25% 5/24/2033 (b)	EUR	1,849,000	1,754,726
European Financial Stability Facility 1.45% 9/5/2040 (b)	EUR	1,125,000	928,489
European Financial Stability Facility 3.375% 8/30/2038 (b)	EUR	50,000	54,106
European Stability Mechanism Treasury Bill 0.01% 3/4/2030 (b)	EUR	35,000	33,322
European Stability Mechanism Treasury Bill 0.5% 3/5/2029 (b)	EUR	2,229,000	2,231,225
European Stability Mechanism Treasury Bill 0.75% 3/15/2027 (b)	EUR	184,000	193,267
European Stability Mechanism Treasury Bill 0.75% 9/5/2028 (b)	EUR	48,000	49,045
European Stability Mechanism Treasury Bill 0.875% 7/18/2042 (b)	EUR	266,000	193,457
European Stability Mechanism Treasury Bill 1.125% 5/3/2032 (b)	EUR	47,000	45,372
European Stability Mechanism Treasury Bill 1.2% 5/23/2033 (b)	EUR	37,000	35,130
European Stability Mechanism Treasury Bill 1.625% 11/17/2036 (b)	EUR	218,000	201,210
European Stability Mechanism Treasury Bill 1.85% 12/1/2055 (b)	EUR	186,000	137,304
European Union 0% 10/4/2030 (b)	EUR	2,889,000	2,702,302
European Union 0% 7/4/2035 (b)	EUR	3,297,000	2,581,322
European Union 0.1% 10/4/2040 (b)	EUR	946,000	608,989
European Union 0.25% 4/22/2036 (b)	EUR	380,000	296,518
European Union 0.3% 11/4/2050 (b)	EUR	562,000	278,170
European Union 0.45% 5/2/2046 (b)	EUR	170,000	99,674
European Union 0.45% 7/4/2041 (b)	EUR	162,000	107,237
European Union 0.7% 7/6/2051 (b)	EUR	1,070,000	577,450
European Union 0.875% 3/11/2037 (b)	EUR	100,000	84,322
European Union 1.125% 4/4/2036 (b)	EUR	94,000	81,939
European Union 1.25% 2/4/2043 (b)	EUR	172,000	127,018
European Union 1.25% 4/4/2033 (b)	EUR	1,418,000	1,350,930
European Union 2% 10/4/2027 (b)	EUR	860,000	924,286
European Union 2.5% 10/4/2052 (b)	EUR	380,000	315,903
European Union 3% 3/4/2053 (b)	EUR	1,120,000	1,030,366
European Union 3.375% 10/5/2054 (b)	EUR	660,000	645,290
TOTAL MULTI-NATIONAL			19,047,559
NETHERLANDS - 1.1%
Dutch Government 0% 1/15/2027 (b)(c)	EUR	1,052,000	1,096,895
Dutch Government 0% 1/15/2052 (b)(c)	EUR	285,000	135,270
Dutch Government 0% 7/15/2030 (b)(c)	EUR	408,000	387,502
Dutch Government 0.25% 7/15/2029 (b)(c)	EUR	1,336,000	1,321,606
Dutch Government 0.5% 1/15/2040 (b)(c)	EUR	1,722,000	1,287,572
Dutch Government 0.5% 7/15/2032 (b)(c)	EUR	1,061,000	982,978
Dutch Government 0.75% 7/15/2027 (b)(c)	EUR	866,000	908,616
Dutch Government 0.75% 7/15/2028 (b)(c)	EUR	740,000	763,227
Dutch Government 2% 1/15/2054 (b)(c)	EUR	530,000	445,878
Dutch Government 2.5% 1/15/2033 (b)(c)	EUR	80,000	85,153
Dutch Government 2.5% 7/15/2033 (b)(c)	EUR	540,000	571,694
Dutch Government 2.5% 7/15/2034 (b)(c)	EUR	190,000	199,157
Dutch Government 2.5% 7/15/2035 (b)(c)	EUR	410,000	425,733
Dutch Government 3.25% 1/15/2044 (b)(c)	EUR	500,000	546,505
Dutch Government 3.75% 1/15/2042 (b)(c)	EUR	530,000	616,608
Dutch Government 4% 1/15/2037 (b)(c)	EUR	30,000	35,538
TOTAL NETHERLANDS			9,809,932
NEW ZEALAND - 0.3%
New Zealand Government 0.25% 5/15/2028	NZD	1,110,000	566,098
New Zealand Government 0.5% 5/15/2026	NZD	1,590,000	873,005
New Zealand Government 1.5% 5/15/2031	NZD	2,032,000	987,310
New Zealand Government 1.75% 5/15/2041	NZD	82,000	29,892
New Zealand Government 2.75% 4/15/2037 (b)	NZD	410,000	189,711
New Zealand Government 5% 5/15/2054	NZD	170,000	93,881
New Zealand Local Government Funding Agency Bond 5.1% 11/28/2030	AUD	50,000	31,988
TOTAL NEW ZEALAND			2,771,885
NORWAY - 0.2%
Kingdom of Norway 1.5% 2/19/2026 (b)(c)	NOK	10,000	929
Kingdom of Norway 1.75% 2/17/2027 (b)(c)	NOK	16,010,000	1,464,846
Kingdom of Norway 3% 8/15/2033 (b)(c)	NOK	2,060,000	181,278
Kingdom of Norway 3.5% 10/6/2042 (b)(c)	NOK	2,430,000	218,709
Kingdom of Norway 3.75% 6/12/2035 (b)(c)	NOK	2,400,000	222,519
TOTAL NORWAY			2,088,281
PERU - 0.1%
Peruvian Republic 5.4% 8/12/2034	PEN	550,000	136,173
Peruvian Republic 6.15% 8/12/2032	PEN	2,364,000	644,981
Peruvian Republic 6.7142% 2/12/2055	PEN	500,000	133,671
Peruvian Republic 7.6% 8/12/2039 (b)(c)(f)	PEN	964,000	270,549
TOTAL PERU			1,185,374
POLAND - 0.5%
Bank Gospodarstwa Krajowego 4% 3/13/2032 (b)	EUR	330,000	361,310
Republic of Poland 1% 3/7/2029 (b)	EUR	309,000	312,962
Republic of Poland 1.25% 10/25/2030	PLN	396,000	82,440
Republic of Poland 1.75% 4/25/2032	PLN	5,520,000	1,116,130
Republic of Poland 2% 3/8/2049 (b)	EUR	17,000	12,252
Republic of Poland 2.5% 7/25/2027	PLN	3,047,000	742,959
Republic of Poland 2.75% 10/25/2029	PLN	2,390,000	555,836
Republic of Poland 3.875% 2/14/2033 (b)	EUR	220,000	245,256
Republic of Poland 4% 4/25/2047	PLN	96,000	19,043
Republic of Poland 4.125% 1/11/2044 (b)	EUR	100,000	105,156
Republic of Poland 5% 1/25/2030	PLN	1,710,000	435,021
Republic of Poland 5% 10/25/2034	PLN	470,000	114,985
Republic of Poland 5.75% 4/25/2029	PLN	1,320,000	345,780
TOTAL POLAND			4,449,130
PORTUGAL - 0.5%
Portugal Obrigacoes do Tesouro OT 0.475% 10/18/2030 (b)(c)	EUR	258,000	249,478
Portugal Obrigacoes do Tesouro OT 0.7% 10/15/2027 (b)(c)	EUR	350,000	365,203
Portugal Obrigacoes do Tesouro OT 0.9% 10/12/2035 (b)(c)	EUR	734,000	628,179
Portugal Obrigacoes do Tesouro OT 1% 4/12/2052 (b)(c)	EUR	220,000	124,793
Portugal Obrigacoes do Tesouro OT 1.65% 7/16/2032 (b)(c)	EUR	3,000	2,993
Portugal Obrigacoes do Tesouro OT 1.95% 6/15/2029 (b)(c)	EUR	458,000	486,570
Portugal Obrigacoes do Tesouro OT 2.25% 4/18/2034 (b)(c)	EUR	260,000	262,756
Portugal Obrigacoes do Tesouro OT 2.875% 10/15/2025 (b)(c)	EUR	22,000	23,875
Portugal Obrigacoes do Tesouro OT 2.875% 10/20/2034 (b)(c)	EUR	390,000	411,133
Portugal Obrigacoes do Tesouro OT 2.875% 7/21/2026 (b)(c)	EUR	33,000	36,077
Portugal Obrigacoes do Tesouro OT 3.625% 6/12/2054 (b)(c)	EUR	150,000	152,373
Portugal Obrigacoes do Tesouro OT 3.875% 2/15/2030 (b)(c)	EUR	760,000	874,560
Portugal Obrigacoes do Tesouro OT 4.1% 2/15/2045 (b)(c)	EUR	230,000	259,157
Portugal Obrigacoes do Tesouro OT 4.125% 4/14/2027 (b)(c)	EUR	524,000	589,558
Republic of Portugal 2.125% 10/17/2028 (b)(c)	EUR	70,000	75,285
TOTAL PORTUGAL			4,541,990
ROMANIA - 0.3%
Romanian Republic 1.375% 12/2/2029 (b)	EUR	567,000	526,148
Romanian Republic 2.125% 3/7/2028 (b)	EUR	470,000	481,139
Romanian Republic 2.5% 10/25/2027	RON	2,330,000	453,949
Romanian Republic 2.875% 4/13/2042 (b)	EUR	60,000	39,199
Romanian Republic 2.875% 5/26/2028 (b)	EUR	32,000	33,425
Romanian Republic 3.375% 1/28/2050 (b)	EUR	54,000	34,569
Romanian Republic 4.75% 10/11/2034	RON	1,110,000	198,878
Romanian Republic 4.85% 7/25/2029	RON	1,570,000	310,983
Romanian Republic 7.2% 10/30/2033	RON	1,360,000	291,722
Romanian Republic 8% 4/29/2030	RON	830,000	185,119
TOTAL ROMANIA			2,555,131
RUSSIA - 0.0%
Ministry of Finance of the Russian Federation 7.6% (g)(h)	RUB	4,237,000	0
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 2% 7/9/2039 (b)	EUR	163,000	133,181
SINGAPORE - 0.5%
Republic of Singapore 1.625% 7/1/2031	SGD	520,000	365,571
Republic of Singapore 1.875% 10/1/2051	SGD	330,000	205,094
Republic of Singapore 2.125% 6/1/2026	SGD	271,000	200,716
Republic of Singapore 2.25% 8/1/2036	SGD	768,000	545,906
Republic of Singapore 2.375% 7/1/2039	SGD	325,000	231,255
Republic of Singapore 2.625% 5/1/2028	SGD	1,016,000	759,251
Republic of Singapore 2.625% 8/1/2032	SGD	310,000	230,622
Republic of Singapore 2.75% 3/1/2046	SGD	20,000	14,850
Republic of Singapore 2.75% 4/1/2042	SGD	260,000	193,904
Republic of Singapore 2.875% 9/1/2027	SGD	690,000	518,147
Republic of Singapore 3% 8/1/2072 (b)	SGD	250,000	194,263
Republic of Singapore Treasury Bills 3% 4/1/2029	SGD	1,280,000	970,430
TOTAL SINGAPORE			4,430,009
SLOVAKIA - 0.2%
Slovak Republic 0.125% 6/17/2027 (b)	EUR	288,000	296,992
Slovak Republic 0.75% 4/9/2030 (b)	EUR	400,000	391,809
Slovak Republic 1% 10/13/2051 (b)	EUR	160,000	86,569
Slovak Republic 1% 10/9/2030 (b)	EUR	110,000	108,283
Slovak Republic 1.625% 1/21/2031 (b)	EUR	348,000	351,857
Slovak Republic 1.875% 3/9/2037 (b)	EUR	515,000	458,512
Slovak Republic 3.75% 3/6/2034 (b)	EUR	180,000	198,527
TOTAL SLOVAKIA			1,892,549
SLOVENIA - 0.1%
Republic of Slovenia 0.125% 7/1/2031 (b)	EUR	288,000	264,227
Republic of Slovenia 0.6875% 3/3/2081 (b)	EUR	400,000	137,680
Republic of Slovenia 1.1875% 3/14/2029 (b)	EUR	110,000	113,613
Republic of Slovenia 1.25% 3/22/2027 (b)	EUR	84,000	89,281
Republic of Slovenia 1.75% 11/3/2040 (b)	EUR	89,000	74,749
Republic of Slovenia 2.25% 3/3/2032 (b)	EUR	230,000	237,467
Republic of Slovenia 3.625% 3/11/2033 (b)	EUR	110,000	123,482
TOTAL SLOVENIA			1,040,499
SPAIN - 3.5%
Autonomous Community of Madrid Spain 0.827% 7/30/2027 (b)	EUR	50,000	52,238
Autonomous Community of Madrid Spain 1.571% 4/30/2029 (b)	EUR	606,000	628,133
Basque Government 1.45% 4/30/2028 (b)	EUR	370,000	388,507
Junta de Andalucia 0.5% 4/30/2031 (b)	EUR	180,000	167,189
Spanish Kingdom 0% 1/31/2027	EUR	880,000	915,195
Spanish Kingdom 0% 1/31/2028	EUR	680,000	689,505
Spanish Kingdom 0.1% 4/30/2031 (b)(c)	EUR	1,410,000	1,294,833
Spanish Kingdom 0.5% 10/31/2031 (b)(c)	EUR	976,000	905,071
Spanish Kingdom 0.5% 4/30/2030 (b)(c)	EUR	143,000	138,788
Spanish Kingdom 0.6% 10/31/2029 (b)(c)	EUR	574,000	567,371
Spanish Kingdom 0.7% 4/30/2032 (b)(c)	EUR	140,000	129,657
Spanish Kingdom 0.8% 7/30/2027 (b)(c)	EUR	1,203,000	1,259,994
Spanish Kingdom 0.85% 7/30/2037 (b)(c)	EUR	1,098,000	867,475
Spanish Kingdom 1% 10/31/2050 (b)(c)	EUR	1,856,000	1,059,509
Spanish Kingdom 1% 7/30/2042 (b)(c)	EUR	171,000	119,410
Spanish Kingdom 1.2% 10/31/2040 (b)(c)	EUR	2,179,000	1,647,893
Spanish Kingdom 1.25% 10/31/2030 (b)(c)	EUR	1,376,000	1,373,749
Spanish Kingdom 1.3% 10/31/2026 (b)(c)	EUR	150,000	160,234
Spanish Kingdom 1.4% 4/30/2028 (b)(c)	EUR	100,000	105,232
Spanish Kingdom 1.45% 10/31/2027 (b)(c)	EUR	100,000	106,049
Spanish Kingdom 1.45% 10/31/2071 (b)(c)	EUR	490,000	241,786
Spanish Kingdom 1.45% 4/30/2029 (b)(c)	EUR	2,226,000	2,309,615
Spanish Kingdom 1.5% 4/30/2027 (b)(c)	EUR	157,000	167,573
Spanish Kingdom 1.85% 7/30/2035 (b)(c)	EUR	480,000	451,395
Spanish Kingdom 1.9% 10/31/2052 (b)(c)	EUR	960,000	670,360
Spanish Kingdom 1.95% 4/30/2026 (b)(c)	EUR	1,432,000	1,546,071
Spanish Kingdom 1.95% 7/30/2030 (b)(c)	EUR	26,000	27,070
Spanish Kingdom 2.15% 10/31/2025 (b)(c)	EUR	44,000	47,563
Spanish Kingdom 2.35% 7/30/2033 (b)(c)	EUR	292,000	297,660
Spanish Kingdom 2.55% 10/31/2032 (b)(c)	EUR	2,490,000	2,604,717
Spanish Kingdom 2.7% 10/31/2048 (b)(c)	EUR	189,000	165,340
Spanish Kingdom 3.1% 7/30/2031	EUR	590,000	645,975
Spanish Kingdom 3.15% 4/30/2033 (b)(c)	EUR	510,000	552,956
Spanish Kingdom 3.15% 4/30/2035 (b)(c)	EUR	200,000	212,510
Spanish Kingdom 3.25% 4/30/2034 (b)(c)	EUR	1,110,000	1,199,729
Spanish Kingdom 3.45% 10/31/2034 (b)(c)	EUR	1,460,000	1,595,116
Spanish Kingdom 3.45% 7/30/2043 (b)(c)	EUR	1,840,000	1,871,275
Spanish Kingdom 3.5% 5/31/2029	EUR	2,220,000	2,490,177
Spanish Kingdom 3.55% 10/31/2033 (b)(c)	EUR	290,000	322,120
Spanish Kingdom 5.15% 10/31/2028 (b)(c)	EUR	1,660,000	1,960,105
TOTAL SPAIN			31,955,145
SWEDEN - 0.3%
Sweden Kingdom 0.125% 5/12/2031 (b)	SEK	1,370,000	118,549
Sweden Kingdom 0.5% 11/24/2045 (b)	SEK	1,660,000	105,205
Sweden Kingdom 0.75% 11/12/2029 (b)	SEK	6,730,000	622,932
Sweden Kingdom 0.75% 5/12/2028 (b)	SEK	16,670,000	1,583,615
Sweden Kingdom 1.375% 6/23/2071 (b)	SEK	580,000	33,654
Sweden Kingdom 1.75% 11/11/2033 (b)	SEK	2,500,000	233,145
Sweden Kingdom 3.5% 3/30/2039 (b)	SEK	760,000	81,789
TOTAL SWEDEN			2,778,889
SWITZERLAND - 0.6%
Swiss Confederation 0% 6/22/2029 (b)	CHF	662,000	740,427
Swiss Confederation 0% 6/26/2034 (b)	CHF	974,000	1,051,275
Swiss Confederation 0% 7/24/2039 (b)	CHF	273,000	280,037
Swiss Confederation 0.25% 6/23/2035 (b)	CHF	390,000	427,143
Swiss Confederation 0.5% 5/24/2055 (b)	CHF	180,000	193,524
Swiss Confederation 1.25% 6/28/2043 (b)	CHF	310,000	383,684
Swiss Confederation 1.5% 4/30/2042 (b)	CHF	200,000	254,587
Swiss Confederation 2% 6/25/2064 (b)	CHF	70,000	114,410
Swiss Confederation 3.25% 6/27/2027 (b)	CHF	720,000	870,605
Swiss Confederation 3.5% 4/8/2033 (b)	CHF	625,000	876,560
TOTAL SWITZERLAND			5,192,252
THAILAND - 0.7%
Kingdom of Thailand 1.6% 12/17/2029	THB	12,408,000	362,358
Kingdom of Thailand 1.6% 6/17/2035	THB	14,678,000	415,038
Kingdom of Thailand 2% 6/17/2042	THB	7,800,000	215,800
Kingdom of Thailand 2.125% 12/17/2026	THB	69,582,000	2,059,087
Kingdom of Thailand 2.5% 11/17/2029	THB	9,790,000	297,692
Kingdom of Thailand 2.5% 6/17/2071	THB	15,110,000	395,667
Kingdom of Thailand 2.75% 6/17/2052	THB	21,057,000	634,842
Kingdom of Thailand 2.8% 6/17/2034	THB	15,150,000	476,245
Kingdom of Thailand 2.875% 6/17/2046	THB	9,832,000	302,761
Kingdom of Thailand 3.3% 6/17/2038	THB	13,193,000	435,856
Kingdom of Thailand 3.4% 6/17/2036	THB	3,260,000	108,756
Kingdom of Thailand 3.45% 6/17/2043	THB	9,230,000	308,355
Kingdom of Thailand 3.65% 6/20/2031	THB	6,884,000	224,021
Kingdom of Thailand 3.775% 6/25/2032	THB	13,170,000	435,523
Kingdom of Thailand 4.85% 6/17/2061	THB	1,660,000	70,061
TOTAL THAILAND			6,742,062
UNITED KINGDOM - 3.4%
United Kingdom of Great Britain and Northern Ireland 0.25% 7/31/2031 (b)	GBP	2,137,000	2,155,927
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2030 (b)	GBP	497,000	522,550
United Kingdom of Great Britain and Northern Ireland 0.5% 1/31/2029 (b)	GBP	1,230,000	1,389,715
United Kingdom of Great Britain and Northern Ireland 0.625% 10/22/2050 (b)	GBP	845,000	400,912
United Kingdom of Great Britain and Northern Ireland 0.625% 7/31/2035 (b)(d)	GBP	2,162,000	1,875,890
United Kingdom of Great Britain and Northern Ireland 0.875% 1/31/2046 (b)	GBP	665,000	392,569
United Kingdom of Great Britain and Northern Ireland 1.125% 10/22/2073 (b)	GBP	4,350,000	1,875,098
United Kingdom of Great Britain and Northern Ireland 1.25% 10/22/2041 (b)(d)	GBP	4,399,076	3,287,330
United Kingdom of Great Britain and Northern Ireland 1.25% 7/22/2027 (b)	GBP	42,000	50,997
United Kingdom of Great Britain and Northern Ireland 1.25% 7/31/2051 (b)	GBP	2,070,000	1,168,772
United Kingdom of Great Britain and Northern Ireland 1.5% 7/22/2047 (b)	GBP	195,000	129,951
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2054 (b)	GBP	409,000	245,588
United Kingdom of Great Britain and Northern Ireland 1.75% 1/22/2049 (b)	GBP	742,000	510,673
United Kingdom of Great Britain and Northern Ireland 1.75% 7/22/2057 (b)	GBP	1,294,000	784,571
United Kingdom of Great Britain and Northern Ireland 1.75% 9/7/2037 (b)	GBP	7,000	6,477
United Kingdom of Great Britain and Northern Ireland 3.25% 1/22/2044 (b)	GBP	450,000	446,487
United Kingdom of Great Britain and Northern Ireland 3.25% 1/31/2033 (b)	GBP	2,090,000	2,477,783
United Kingdom of Great Britain and Northern Ireland 3.5% 1/22/2045 (b)	GBP	1,580,000	1,613,338
United Kingdom of Great Britain and Northern Ireland 3.75% 10/22/2053 (b)	GBP	1,670,000	1,672,201
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2031 (b)	GBP	630,000	795,855
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2063 (b)	GBP	540,000	557,063
United Kingdom of Great Britain and Northern Ireland 4.125% 7/22/2029 (b)	GBP	1,630,000	2,097,947
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2040 (b)	GBP	19,000	22,452
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2055 (b)	GBP	30,000	32,777
United Kingdom of Great Britain and Northern Ireland 4.25% 7/31/2034 (b)(d)	GBP	3,250,000	4,080,344
United Kingdom of Great Britain and Northern Ireland 4.25% 9/7/2039 (b)	GBP	13,000	15,553
United Kingdom of Great Britain and Northern Ireland 4.5% 12/7/2042 (b)	GBP	600,000	718,704
United Kingdom of Great Britain and Northern Ireland 4.5% 3/7/2035 (b)	GBP	350,000	445,592
United Kingdom of Great Britain and Northern Ireland 4.5% 6/7/2028 (b)	GBP	40,000	52,173
United Kingdom of Great Britain and Northern Ireland 4.625% 1/31/2034 (b)	GBP	560,000	724,928
TOTAL UNITED KINGDOM			30,550,217
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $687,870,466)			622,869,278

Non-Convertible Corporate Bonds - 30.4%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NBN Co Ltd 4.125% 3/15/2029 (b)	EUR	100,000	112,698
Telstra Group Ltd 4.9% 3/8/2028	AUD	220,000	138,864
			251,562
Financials - 0.5%
Banks - 0.3%
Australia & New Zealand Banking Group Ltd 5.906% 8/12/2032 (i)	AUD	620,000	396,259
Commonwealth Bank of Australia 0.125% 10/15/2029 (b)	EUR	120,000	115,592
Commonwealth Bank of Australia 4.2% 8/18/2025	AUD	580,000	362,134
Commonwealth Bank of Australia 6.86% 11/9/2032 (b)(i)	AUD	540,000	352,670
National Australia Bank Ltd 2.125% 5/24/2028 (b)	EUR	160,000	169,851
National Australia Bank Ltd 2.347% 8/30/2029 (b)	EUR	130,000	138,177
National Australia Bank Ltd 6.163% 3/9/2033 (b)(i)	AUD	320,000	206,590
Westpac Banking Corp 4.6% 2/16/2026	AUD	300,000	187,920
Westpac Banking Corp 5.754% 4/3/2034 (b)(i)	AUD	300,000	190,867
			2,120,060
Capital Markets - 0.0%
Macquarie Bank Ltd 1.125% 12/15/2025 (b)	GBP	110,000	138,364
Macquarie Group Ltd 0.943% 1/19/2029 (b)	EUR	120,000	119,918
			258,282
Financial Services - 0.2%
Amcor UK Finance PLC 1.125% 6/23/2027	EUR	1,384,000	1,441,307
Australian Capital Territory 5.25% 10/23/2036 (b)	AUD	110,000	68,130
			1,509,437
TOTAL FINANCIALS			3,887,779

Industrials - 0.0%
Transportation Infrastructure - 0.0%
Sydney Airport Finance Co Pty Ltd 1.75% 4/26/2028 (b)	EUR	310,000	323,520
Transurban Finance Co Pty Ltd 3.713% 3/12/2032 (b)	EUR	100,000	108,827
			432,347
Materials - 0.0%
Metals & Mining - 0.0%
Glencore Capital Finance DAC 0.75% 3/1/2029 (b)	EUR	100,000	98,644
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 1.625% 3/11/2081 (b)(i)	EUR	100,000	104,616
Gas Utilities - 0.0%
APA Infrastructure Ltd 2% 7/15/2030 (b)	EUR	110,000	110,428
TOTAL UTILITIES			215,044

TOTAL AUSTRALIA			4,885,376
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG 2.375% 4/9/2032 (b)	EUR	76,000	78,529
Financials - 0.2%
Banks - 0.2%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 0.1% 5/12/2031 (b)	EUR	300,000	273,162
Erste Group Bank AG 0.01% 9/11/2029 (b)	EUR	400,000	383,751
Erste Group Bank AG 0.25% 9/14/2029 (b)	EUR	100,000	95,419
Erste Group Bank AG 1% 6/10/2030 (b)(i)	EUR	100,000	107,590
Oesterreichische Kontrollbank AG 0.5% 12/15/2025 (b)	GBP	152,000	191,007
Raiffeisen Bank International AG 4.75% 1/26/2027 (b)(i)	EUR	200,000	219,452
Raiffeisenlandesbank Niederoesterreich-Wien AG 2.375% 8/31/2032 (b)	EUR	100,000	102,946
			1,373,327
Industrials - 0.0%
Construction & Engineering - 0.0%
Autobahnen- und Schnell- strassen-Finanzierungs AG 0.1% 7/16/2035 (b)	EUR	710,000	564,127
TOTAL AUSTRIA			2,015,983
BELGIUM - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Communaute Francaise de Belgique 1.625% 5/3/2032 (b)	EUR	100,000	97,079
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev SA/NV 1.5% 4/18/2030 (b)	EUR	49,000	49,455
Anheuser-Busch InBev SA/NV 2% 3/17/2028 (b)	EUR	23,000	24,410
Anheuser-Busch InBev SA/NV 2.85% 5/25/2037 (b)	GBP	200,000	200,126
Anheuser-Busch InBev SA/NV 3.7% 4/2/2040 (b)	EUR	331,000	342,944
			616,935
Financials - 0.2%
Banks - 0.2%
Belfius Bank SA 0% 8/28/2026 (b)	EUR	100,000	104,354
Belfius Bank SA 5.25% 4/19/2033 (b)(i)	EUR	200,000	225,869
Dexia SA 0.625% 1/17/2026 (b)	EUR	500,000	533,036
Dexia SA 1% 10/18/2027 (b)	EUR	100,000	104,262
Dexia SA 1.25% 7/21/2025 (b)	GBP	200,000	255,760
KBC Group NV 0.125% 1/14/2029 (b)(i)	EUR	200,000	200,305
KBC Group NV 4.375% 4/19/2030 (b)(i)	EUR	100,000	112,721
			1,536,307
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Transmission Belgium SA 0.875% 4/28/2030 (b)	EUR	100,000	96,513
FLUVIUS System Operator CV 0.25% 6/14/2028 (b)	EUR	500,000	497,944
			594,457
TOTAL BELGIUM			2,844,778
CANADA - 2.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Bell Canada 4.45% 2/27/2047 (b)	CAD	40,000	25,355
Bell Canada 5.15% 8/24/2034	CAD	590,000	433,789
TELUS Corp 2.05% 10/7/2030	CAD	490,000	311,956
TELUS Corp 3.95% 2/16/2050	CAD	33,000	19,221
			790,321
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 2.9% 12/9/2030	CAD	968,000	641,528
TOTAL COMMUNICATION SERVICES			1,431,849

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enbridge Pipelines Inc 4.13% 8/9/2046	CAD	406,000	246,024
Inter Pipeline Ltd/AB 4.232% 6/1/2027	CAD	1,526,000	1,072,681
Keyera Corp 3.959% 5/29/2030	CAD	761,000	530,185
North West Redwater Partnership / NWR Financing Co Ltd 4.35% 1/10/2039	CAD	591,000	402,650
Pembina Pipeline Corp 4.74% 1/21/2047	CAD	402,000	261,394
TransCanada PipeLines Ltd 3% 9/18/2029 (b)	CAD	30,000	20,378
TransCanada PipeLines Ltd 4.18% 7/3/2048 (b)	CAD	33,000	20,010
TransCanada PipeLines Ltd 4.35% 6/6/2046	CAD	456,000	285,059
			2,838,381
Financials - 1.5%
Banks - 1.1%
Bank of Montreal 3.19% 3/1/2028	CAD	585,000	407,726
Bank of Montreal 6.034% 9/7/2033 (i)	CAD	60,000	44,698
Bank of Nova Scotia/The 0.01% 1/14/2027 (b)	EUR	500,000	518,624
Bank of Nova Scotia/The 0.25% 11/1/2028 (b)	EUR	140,000	137,429
Bank of Nova Scotia/The 3.1% 2/2/2028	CAD	85,000	59,168
Bank of Nova Scotia/The 3.934% 5/3/2032 (i)	CAD	440,000	308,399
Bank of Nova Scotia/The 5.5% 12/29/2025	CAD	840,000	594,383
Bank of Nova Scotia/The 5.679% 8/2/2033 (i)	CAD	160,000	117,816
Canadian Imperial Bank of Commerce 0.01% 4/30/2029 (b)	EUR	3,019,000	2,931,211
Canadian Imperial Bank of Commerce 1.7% 7/15/2026	CAD	498,000	341,082
Canadian Imperial Bank of Commerce 4.9% 4/2/2027 (i)	CAD	840,000	594,115
Canadian Imperial Bank of Commerce 5.33% 1/20/2033 (i)	CAD	150,000	108,733
Federation des Caisses Desjardins du Quebec 5.279% 5/15/2034 (i)	CAD	50,000	36,518
Federation des Caisses Desjardins du Quebec 5.467% 11/17/2028	CAD	80,000	59,324
National Bank of Canada 2.237% 11/4/2026	CAD	360,000	247,060
Royal Bank of Canada 0.01% 1/27/2031 (b)	EUR	120,000	109,909
Royal Bank of Canada 0.625% 9/10/2025 (b)	EUR	756,000	811,247
Royal Bank of Canada 2.088% 6/30/2030 (i)	CAD	710,000	492,981
Royal Bank of Canada 2.125% 4/26/2029 (b)	EUR	110,000	114,922
Royal Bank of Canada 4.612% 7/26/2027	CAD	530,000	380,077
Royal Bank of Canada 4.632% 5/1/2028	CAD	340,000	245,578
Royal Bank of Canada 5.01% 2/1/2033 (i)	CAD	250,000	180,242
Toronto Dominion Bank 1.707% 7/28/2025 (b)	EUR	360,000	388,388
Toronto Dominion Bank 3.631% 12/13/2029 (b)	EUR	320,000	351,214
Toronto Dominion Bank 4.002% 10/31/2030 (i)	CAD	210,000	148,290
Toronto Dominion Bank 4.68% 1/8/2029	CAD	350,000	253,677
Toronto Dominion Bank 5.177% 4/9/2034 (b)(i)	CAD	80,000	58,167
			10,040,978
Capital Markets - 0.3%
Brookfield Corp 3.8% 3/16/2027	CAD	260,000	182,435
CPPIB Capital Inc 0.25% 4/6/2027 (b)	EUR	300,000	310,890
CPPIB Capital Inc 1.25% 12/7/2027 (b)	GBP	544,000	647,633
CPPIB Capital Inc 3% 6/15/2028 (b)	CAD	1,310,000	919,436
CPPIB Capital Inc 4.2% 5/2/2028 (b)	AUD	90,000	56,294
Ontario Teachers' Finance Trust 0.95% 11/24/2051 (b)	EUR	110,000	62,913
PSP Capital Inc 1.5% 3/15/2028 (b)	CAD	340,000	228,468
			2,408,069
Insurance - 0.1%
Fairfax Financial Holdings Ltd 4.7% 12/16/2026	CAD	234,000	165,895
Great-West Lifeco Inc 5.998% 11/16/2039	CAD	50,000	39,887
Intact Financial Corp 4.653% 5/16/2034 (i)	CAD	190,000	137,994
Manulife Financial Corp 2.237% 5/12/2030 (i)	CAD	460,000	319,687
Sun Life Financial Inc 2.06% 10/1/2035 (i)	CAD	110,000	70,241
Sun Life Financial Inc 2.58% 5/10/2032 (b)(i)	CAD	50,000	34,251
Sun Life Financial Inc 2.8% 11/21/2033 (i)	CAD	50,000	33,913
			801,868
TOTAL FINANCIALS			13,250,915

Industrials - 0.0%
Electrical Equipment - 0.0%
Brookfield Renewable Partners ULC 5.84% 11/5/2036	CAD	80,000	61,362
Ground Transportation - 0.0%
Canadian National Railway Co 3.6% 8/1/2047	CAD	229,000	136,792
Transportation Infrastructure - 0.0%
407 International Inc 2.84% 3/7/2050	CAD	73,000	37,642
407 International Inc 3.65% 9/8/2044 (b)	CAD	295,000	181,571
Greater Toronto Airports Authority 2.75% 10/17/2039	CAD	516,000	300,464
			519,677
TOTAL INDUSTRIALS			717,831

Real Estate - 0.0%
Office REITs - 0.0%
Allied Properties Real Estate Investment Trust 3.113% 4/8/2027	CAD	110,000	75,069
Retail REITs - 0.0%
Choice Properties Real Estate Investment Trust 4.178% 3/8/2028	CAD	128,000	90,601
Choice Properties Real Estate Investment Trust 5.03% 2/28/2031	CAD	60,000	43,668
SmartCentres Real Estate Investment Trust 2.307% 12/18/2028	CAD	100,000	65,724
			199,993
TOTAL REAL ESTATE			275,062

Utilities - 0.3%
Electric Utilities - 0.2%
AltaLink LP 3.717% 12/3/2046	CAD	338,000	209,017
Brookfield Infrastructure Finance ULC 5.98% 2/14/2033	CAD	90,000	69,291
FortisAlberta Inc 2.632% 6/8/2051	CAD	50,000	24,695
Hydro One Inc 1.69% 1/16/2031	CAD	417,000	265,692
Hydro One Inc 3.02% 4/5/2029	CAD	30,000	20,770
Hydro One Inc 4.46% 1/27/2053	CAD	230,000	158,338
Hydro One Inc 5.36% 5/20/2036	CAD	50,000	38,544
Hydro-Quebec 2.1% 2/15/2060	CAD	70,000	29,990
Hydro-Quebec 4% 2/15/2055	CAD	220,000	146,325
Hydro-Quebec 4% 2/15/2063	CAD	500,000	332,800
Hydro-Quebec 5% 2/15/2050	CAD	370,000	285,670
Nova Scotia Power Inc 5.67% 11/14/2035	CAD	90,000	68,773
Ontario Power Generation Inc 2.893% 4/8/2025	CAD	390,000	271,001
Ontario Power Generation Inc 3.215% 4/8/2030	CAD	100,000	68,646
Ontario Power Generation Inc 4.248% 1/18/2049	CAD	50,000	32,612
Toronto Hydro Corp 2.43% 12/11/2029	CAD	80,000	53,753
			2,075,917
Gas Utilities - 0.0%
Enbridge Gas Inc 3.65% 4/1/2050	CAD	290,000	173,462
FortisBC Energy Inc 2.82% 8/9/2049	CAD	70,000	36,443
			209,905
Multi-Utilities - 0.1%
CU Inc 3.548% 11/22/2047	CAD	280,000	168,254
EPCOR Utilities Inc 3.554% 11/27/2047	CAD	571,000	343,025
			511,279
TOTAL UTILITIES			2,797,101

TOTAL CANADA			21,311,139
CHINA - 6.1%
Financials - 6.1%
Banks - 4.3%
China Development Bank 2.83% 9/10/2026	CNY	59,070,000	8,265,632
China Development Bank 3% 1/17/2032	CNY	10,000,000	1,473,584
China Development Bank 3.02% 3/6/2033	CNY	16,400,000	2,435,194
China Development Bank 3.34% 7/14/2025	CNY	19,020,000	2,632,331
China Development Bank 3.41% 6/7/2031	CNY	2,540,000	380,764
China Development Bank 3.48% 1/8/2029	CNY	62,240,000	9,092,802
China Development Bank 3.5% 11/4/2046	CNY	820,000	139,037
China Development Bank 3.68% 2/26/2026	CNY	27,100,000	3,800,083
China Development Bank 3.7% 10/20/2030	CNY	17,030,000	2,572,462
China Development Bank 3.8% 1/25/2036	CNY	550,000	88,684
China Development Bank 3.9% 8/3/2040	CNY	12,690,000	2,154,327
Export-Import Bank of China/The 3.38% 7/16/2031	CNY	32,570,000	4,865,739
			37,900,639
Financial Services - 1.8%
Agricultural Development Bank of China 2.99% 8/11/2026	CNY	31,790,000	4,452,138
Agricultural Development Bank of China 3.3% 11/5/2031	CNY	42,520,000	6,350,233
Agricultural Development Bank of China 3.52% 5/24/2031	CNY	38,250,000	5,754,224
			16,556,595
TOTAL FINANCIALS			54,457,234

Utilities - 0.0%
Electric Utilities - 0.0%
State Grid Overseas Investment BVI Ltd 0.797% 8/5/2026 (b)	EUR	160,000	168,612
TOTAL CHINA			54,625,846
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 2.75% 5/12/2026 (b)	EUR	153,000	164,271
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS 0.875% 12/2/2026 (b)	EUR	210,000	219,673
TOTAL CZECH REPUBLIC			383,944
DENMARK - 0.3%
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S 1.5% 9/2/2030 (b)(i)	EUR	110,000	118,037
Danske Bank A/S 4% 1/12/2027 (b)(i)	EUR	210,000	229,389
Danske Bank A/S 4.5% 11/9/2028 (b)(i)	EUR	110,000	123,870
Danske Bank A/S 4.625% 4/13/2027 (b)(i)	GBP	100,000	128,912
Jyske Bank A/S 0.25% 2/17/2028 (b)(i)	EUR	100,000	103,304
Nykredit Realkredit AS 0.5% 7/10/2025 (b)	EUR	144,000	154,809
Nykredit Realkredit AS 0.75% 1/20/2027	EUR	550,000	573,441
			1,431,762
Financial Services - 0.0%
Kommunekredit 0% 11/17/2029	EUR	240,000	230,692
Kommunekredit 0% 8/27/2030 (b)	EUR	130,000	121,834
Kommunekredit 0.125% 9/26/2040 (b)	EUR	100,000	66,513
			419,039
TOTAL FINANCIALS			1,850,801

Industrials - 0.0%
Transportation Infrastructure - 0.0%
DSV Finance BV 3.375% 11/6/2032 (b)	EUR	200,000	214,631
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Orsted AS 2.125% 5/17/2027 (b)	GBP	104,000	126,556
Orsted AS 2.5% 5/16/2033 (b)	GBP	104,000	105,895
Orsted AS 5.125% 9/13/2034 (b)	GBP	290,000	351,631
			584,082
TOTAL DENMARK			2,649,514
FINLAND - 0.2%
Financials - 0.2%
Banks - 0.1%
Nordea Bank Abp 0.5% 3/19/2031 (b)	EUR	120,000	110,046
Nordea Bank Abp 0.625% 8/18/2031 (b)(i)	EUR	220,000	230,801
Nordea Bank Abp 2.5% 5/23/2029 (b)	EUR	244,000	258,190
Nordea Kiinnitysluottopankki Oyj 2.5% 9/14/2032 (b)	EUR	110,000	115,522
OP Mortgage Bank 0.01% 11/19/2030 (b)	EUR	180,000	166,699
			881,258
Capital Markets - 0.0%
Finnvera Oyj 2.875% 8/30/2029 (b)	EUR	200,000	218,436
Financial Services - 0.1%
Kuntarahoitus Oyj 0.25% 2/25/2032 (b)	EUR	140,000	126,657
Kuntarahoitus Oyj 2.75% 2/2/2034 (b)	EUR	110,000	115,845
Kuntarahoitus Oyj 5.125% 7/22/2027 (b)	GBP	120,000	157,455
OP Corporate Bank plc 0.1% 11/16/2027 (b)	EUR	130,000	131,438
OP Corporate Bank plc 1.375% 9/4/2026 (b)	GBP	160,000	196,272
			727,667
TOTAL FINLAND			1,827,361
FRANCE - 3.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Ile-de-France Mobilites 0.4% 5/28/2031 (b)	EUR	300,000	275,261
Ile-de-France Mobilites 3.7% 6/14/2038 (b)	EUR	100,000	106,011
Orange SA 0.75% 6/29/2034 (b)	EUR	600,000	505,987
Orange SA 8.125% 1/28/2033	EUR	70,000	100,420
			987,679
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cie Generale des Etablissements Michelin SCA 0.25% 11/2/2032 (b)	EUR	200,000	172,410
Automobiles - 0.1%
RCI Banque SA 1.625% 5/26/2026 (b)	EUR	37,000	39,475
RCI Banque SA 4.875% 10/2/2029 (b)	EUR	270,000	308,055
			347,530
Textiles, Apparel & Luxury Goods - 0.0%
Kering SA 3.625% 3/11/2036 (b)	EUR	200,000	207,584
TOTAL CONSUMER DISCRETIONARY			727,524

Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.625% 5/7/2034 (b)	EUR	100,000	106,476
Food Products - 0.0%
Danone SA 3.071% 9/7/2032 (b)	EUR	200,000	212,514
TOTAL CONSUMER STAPLES			318,990

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 1.491% 4/8/2027 (b)	EUR	100,000	105,762
Financials - 2.6%
Banks - 1.8%
Agence Francaise de Developpement EPIC 0.125% 9/29/2031 (b)	EUR	200,000	177,722
Arkea Public Sector SCF SA 0.875% 3/31/2028 (b)	EUR	200,000	205,750
Banque Federative du Credit Mutuel SA 0.625% 11/19/2027 (b)	EUR	100,000	102,105
Banque Federative du Credit Mutuel SA 0.75% 1/17/2030 (b)	EUR	200,000	191,064
Banque Federative du Credit Mutuel SA 0.875% 12/7/2027 (b)	GBP	600,000	699,554
Banque Federative du Credit Mutuel SA 1% 7/16/2026 (b)	GBP	100,000	122,799
Banque Federative du Credit Mutuel SA 1.125% 11/19/2031 (b)	EUR	100,000	89,856
Banque Federative du Credit Mutuel SA 1.25% 5/26/2027 (b)	EUR	100,000	104,907
Banque Federative du Credit Mutuel SA 1.25% 6/3/2030 (b)	EUR	300,000	289,401
Banque Federative du Credit Mutuel SA 2.5% 5/25/2028 (b)	EUR	300,000	316,777
Banque Federative du Credit Mutuel SA 2.625% 11/6/2029 (b)	EUR	100,000	104,907
Banque Federative du Credit Mutuel SA 3.875% 6/16/2032 (b)(i)	EUR	200,000	218,069
Banque Federative du Credit Mutuel SA 4.375% 5/2/2030 (b)	EUR	100,000	112,328
Banque Federative du Credit Mutuel SA 4.75% 11/10/2031 (b)	EUR	200,000	228,823
BNP Paribas SA 0.5% 1/19/2030 (b)(i)	EUR	300,000	291,961
BNP Paribas SA 0.5% 2/19/2028 (b)(i)	EUR	400,000	413,308
BNP Paribas SA 0.625% 12/3/2032 (b)	EUR	100,000	85,995
BNP Paribas SA 0.875% 7/11/2030 (b)(i)	EUR	100,000	97,318
BNP Paribas SA 1.25% 7/13/2031 (b)	GBP	100,000	100,512
BNP Paribas SA 1.625% 7/2/2031 (b)	EUR	100,000	96,069
BNP Paribas SA 1.875% 12/14/2027 (b)	GBP	200,000	237,890
BNP Paribas SA 2% 5/24/2031 (b)(i)	GBP	200,000	248,478
BNP Paribas SA 2% 9/13/2036 (b)	GBP	100,000	87,782
BNP Paribas SA 2.5% 3/31/2032 (b)(i)	EUR	100,000	106,312
BNP Paribas SA 2.538% 7/13/2029 (i)	CAD	250,000	168,325
BNP Paribas SA 3.375% 1/23/2026 (b)	GBP	550,000	702,378
BNP Paribas SA 4.75% 11/13/2032 (b)(i)	EUR	100,000	114,073
BPCE SA 0.25% 1/14/2031 (b)	EUR	200,000	181,225
BPCE SA 0.25% 1/15/2026 (b)	EUR	100,000	106,345
BPCE SA 0.5% 9/15/2027 (b)(i)	EUR	600,000	628,025
BPCE SA 0.75% 3/3/2031 (b)	EUR	200,000	183,653
BPCE SA 1% 1/14/2032 (b)	EUR	200,000	181,237
BPCE SA 1.375% 12/23/2026 (b)	GBP	100,000	121,671
BPCE SA 1.625% 1/31/2028 (b)	EUR	100,000	104,612
BPCE SA 2.25% 3/2/2032 (b)(i)	EUR	100,000	105,903
BPCE SA 2.5% 11/30/2032 (b)(i)	GBP	100,000	119,040
BPCE SA 5.75% 6/1/2033 (b)(i)	EUR	100,000	115,186
Carrefour Banque SA 4.079% 5/5/2027 (b)	EUR	100,000	110,393
Cie de Financement Foncier SA 0.01% 4/16/2029 (b)	EUR	1,000,000	970,394
Credit Agricole Home Loan SFH SA 0.05% 12/6/2029 (b)	EUR	200,000	190,934
Credit Agricole Home Loan SFH SA 1.5% 9/28/2038 (b)	EUR	300,000	255,001
Credit Agricole SA 0.375% 4/20/2028 (b)	EUR	100,000	100,203
Credit Agricole SA 0.5% 9/21/2029 (b)(i)	EUR	100,000	98,870
Credit Agricole SA 1% 9/18/2025 (b)	EUR	200,000	214,712
Credit Agricole SA 1.125% 7/12/2032 (b)	EUR	400,000	361,455
Credit Agricole SA 1.625% 6/5/2030 (b)(i)	EUR	100,000	107,828
Credit Agricole SA 1.874% 12/9/2031 (b)(i)	GBP	200,000	243,211
Credit Agricole SA 2.625% 3/17/2027 (b)	EUR	107,000	115,203
Credit Agricole SA 3.75% 1/23/2031 (b)(i)	EUR	200,000	219,097
Credit Agricole SA 3.875% 11/28/2034 (b)	EUR	100,000	109,957
Credit Agricole SA 4% 1/18/2033 (b)	EUR	100,000	111,900
Credit Agricole SA 4.875% 10/23/2029 (b)	GBP	100,000	127,889
Credit Mutuel Arkea SA 0.375% 10/3/2028 (b)	EUR	300,000	296,423
Credit Mutuel Arkea SA 0.875% 10/25/2031 (b)	EUR	100,000	91,121
HSBC Continental Europe SA 0.1% 9/3/2027 (b)	EUR	200,000	203,341
HSBC Continental Europe SA 1.375% 9/4/2028 (b)	EUR	300,000	309,420
La Banque Postale SA 0.75% 8/2/2032 (b)(i)	EUR	100,000	102,263
La Banque Postale SA 1% 2/9/2028 (b)(i)	EUR	400,000	416,849
La Banque Postale SA 5.625% 9/21/2028 (b)(i)	GBP	100,000	129,799
SFIL SA 0.25% 12/1/2031 (b)	EUR	200,000	178,529
SFIL SA 3.125% 9/17/2029 (b)	EUR	100,000	109,404
Societe Generale SA 0.875% 9/22/2028 (b)(i)	EUR	500,000	513,609
Societe Generale SA 0.875% 9/24/2029 (b)	EUR	100,000	96,815
Societe Generale SA 1% 11/24/2030 (i)	EUR	200,000	213,246
Societe Generale SA 1.125% 6/30/2031 (b)(i)	EUR	200,000	211,010
Societe Generale SA 1.25% 12/7/2027 (b)	GBP	300,000	352,167
Societe Generale SA 1.25% 6/12/2030 (b)	EUR	200,000	193,801
Societe Generale SA 4.25% 11/16/2032 (b)	EUR	100,000	113,823
Societe Generale SFH SA 3.125% 2/24/2026 (b)	EUR	1,000,000	1,088,804
			15,518,831
Capital Markets - 0.2%
Bpifrance SACA 0.05% 9/26/2029 (b)	EUR	600,000	574,951
Bpifrance SACA 0.25% 3/29/2030 (b)	EUR	100,000	95,118
Bpifrance SACA 0.625% 5/25/2026 (b)	EUR	200,000	212,302
Bpifrance SACA 2.125% 11/29/2027 (b)	EUR	200,000	214,710
Bpifrance SACA 3% 9/10/2026 (b)	EUR	500,000	546,300
			1,643,381
Financial Services - 0.5%
BPCE SFH SA 0.01% 10/16/2028 (b)	EUR	500,000	493,444
BPCE SFH SA 3.375% 6/27/2033 (b)	EUR	400,000	439,972
Caisse de Refinancement de l'Habitat SA 0.01% 10/8/2029 (b)	EUR	600,000	574,725
Caisse Francaise de Financement Local SA 0.125% 2/15/2036 (b)	EUR	900,000	688,470
Caisse Francaise de Financement Local SA 0.125% 6/30/2031 (b)	EUR	1,200,000	1,085,993
UNEDIC ASSEO 0% 11/25/2028 (b)	EUR	200,000	197,097
UNEDIC ASSEO 0.25% 11/25/2029 (b)	EUR	600,000	578,813
UNEDIC ASSEO 0.25% 7/16/2035 (b)	EUR	400,000	315,229
UNEDIC ASSEO 0.875% 5/25/2028 (b)	EUR	400,000	411,543
UNEDIC ASSEO 1.25% 10/21/2027 (b)	EUR	100,000	105,164
UNEDIC ASSEO 1.5% 4/20/2032 (b)	EUR	100,000	97,354
			4,987,804
Insurance - 0.1%
AXA SA 1.875% 7/10/2042 (b)(i)	EUR	253,000	237,294
AXA SA 3.375% 7/6/2047 (b)(i)	EUR	100,000	108,668
CNP Assurances SACA 2.5% 6/30/2051 (b)(i)	EUR	100,000	99,639
Credit Agricole Assurances SA 1.5% 10/6/2031 (b)	EUR	100,000	92,717
Credit Agricole Assurances SA 2% 7/17/2030 (b)	EUR	100,000	98,866
La Mondiale SAM 0.75% 4/20/2026 (b)	EUR	100,000	105,734
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal 0.625% 6/21/2027 (b)	EUR	200,000	204,996
			947,914
TOTAL FINANCIALS			23,097,930

Industrials - 0.6%
Aerospace & Defense - 0.0%
Airbus SE 2.375% 6/9/2040 (b)	EUR	166,000	148,023
Building Products - 0.0%
Cie de Saint-Gobain SA 3.375% 4/8/2030 (b)	EUR	200,000	217,999
Cie de Saint-Gobain SA 3.875% 11/29/2030 (b)	EUR	200,000	223,258
			441,257
Construction & Engineering - 0.0%
Bouygues SA 0.5% 2/11/2030 (b)	EUR	100,000	95,796
Bouygues SA 2.25% 6/29/2029 (b)	EUR	100,000	105,257
Bouygues SA 4.625% 6/7/2032 (b)	EUR	100,000	115,575
			316,628
Electrical Equipment - 0.0%
Legrand SA 0.375% 10/6/2031 (b)	EUR	200,000	180,828
Ground Transportation - 0.5%
Ayvens SA 4% 7/5/2027 (b)	EUR	200,000	222,334
SNCF Reseau 0.875% 1/22/2029 (b)	EUR	1,000,000	1,007,529
SNCF Reseau 1.125% 5/19/2027 (b)	EUR	1,100,000	1,156,728
Societe Nationale SNCF SACA 0.625% 4/17/2030 (b)	EUR	500,000	482,551
Societe Nationale SNCF SACA 3.125% 11/2/2027 (b)	EUR	500,000	549,341
			3,418,483
Transportation Infrastructure - 0.1%
Aeroports de Paris SA 2.125% 10/2/2026 (b)	EUR	200,000	215,100
APRR SA 1.875% 1/6/2031 (b)	EUR	200,000	201,673
Autoroutes du Sud de la France SA 2.75% 9/2/2032 (b)	EUR	300,000	309,822
La Poste SA 1.375% 4/21/2032 (b)	EUR	400,000	379,934
			1,106,529
TOTAL INDUSTRIALS			5,611,748

Information Technology - 0.0%
IT Services - 0.0%
Capgemini SE 1.125% 6/23/2030 (b)	EUR	100,000	97,532
Materials - 0.0%
Chemicals - 0.0%
Arkema SA 0.75% 12/3/2029 (b)	EUR	100,000	97,972
Real Estate - 0.2%
Diversified REITs - 0.0%
ICADE 1.625% 2/28/2028 (b)	EUR	100,000	103,832
Office REITs - 0.0%
Gecina SA 1.375% 1/26/2028 (b)	EUR	200,000	208,368
Retail REITs - 0.2%
Klepierre SA 0.875% 2/17/2031 (b)	EUR	100,000	93,624
Unibail-Rodamco-Westfield SE 0.75% 10/25/2028 (b)	EUR	500,000	502,124
Unibail-Rodamco-Westfield SE 1% 2/27/2027 (b)	EUR	600,000	630,906
Unibail-Rodamco-Westfield SE 1.5% 5/29/2029 (b)	EUR	120,000	120,839
Unibail-Rodamco-Westfield SE 3.5% 9/11/2029 (b)	EUR	200,000	216,569
			1,564,062
TOTAL REAL ESTATE			1,876,262

Utilities - 0.3%
Electric Utilities - 0.2%
Coentreprise de Transport d'Electricite SA 1.5% 7/29/2028 (b)	EUR	100,000	103,284
Electricite de France SA 1% 11/29/2033 (b)	EUR	100,000	86,236
Electricite de France SA 2% 12/9/2049 (b)	EUR	400,000	261,753
Electricite de France SA 5.5% 1/25/2035 (b)	GBP	200,000	245,198
RTE Reseau de Transport d'Electricite SADIR 0% 9/9/2027 (b)	EUR	100,000	101,053
RTE Reseau de Transport d'Electricite SADIR 0.625% 7/8/2032 (b)	EUR	500,000	445,552
			1,243,076
Multi-Utilities - 0.1%
Engie SA 0.375% 10/26/2029 (b)	EUR	700,000	671,503
Engie SA 1.25% 10/24/2041 (b)	EUR	200,000	138,398
Engie SA 5.625% 4/3/2053 (b)	GBP	100,000	114,462
Veolia Environnement SA 0.664% 1/15/2031 (b)	EUR	100,000	93,536
Veolia Environnement SA 1.25% 4/15/2028 (b)	EUR	100,000	103,540
Veolia Environnement SA 1.25% 5/14/2035 (b)	EUR	100,000	86,393
			1,207,832
Water Utilities - 0.0%
Suez SACA 1.875% 5/24/2027 (b)	EUR	100,000	105,862
Suez SACA 2.375% 5/24/2030 (b)	EUR	100,000	103,652
Suez SACA 4.625% 11/3/2028 (b)	EUR	100,000	113,500
			323,014
TOTAL UTILITIES			2,773,922

TOTAL FRANCE			35,695,321
GERMANY - 3.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom AG 3.125% 2/6/2034 (b)	GBP	60,000	66,308
Deutsche Telekom AG 3.25% 3/20/2036 (b)	EUR	180,000	188,578
			254,886
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (b)	EUR	100,000	107,733
Automobiles - 0.2%
BMW Finance NV 1.5% 2/6/2029 (b)	EUR	86,000	88,365
BMW Finance NV 3.25% 7/22/2030 (b)	EUR	350,000	383,682
Mercedes-Benz Group AG 1.125% 8/8/2034 (b)	EUR	267,000	232,418
Mercedes-Benz Group AG 1.5% 7/3/2029 (b)	EUR	44,000	45,117
Mercedes-Benz Group AG 2.375% 5/22/2030 (b)	EUR	100,000	105,086
Mercedes-Benz International Finance BV 0.375% 11/8/2026 (b)	EUR	23,000	24,065
Mercedes-Benz International Finance BV 1.375% 6/26/2026 (b)	EUR	44,000	46,891
Mercedes-Benz International Finance BV 3.25% 9/15/2027 (b)	EUR	410,000	449,109
Volkswagen Financial Services NV 1.125% 7/5/2026 (b)	GBP	100,000	122,600
Volkswagen Financial Services NV 2.25% 4/12/2025 (b)	GBP	26,000	33,557
Volkswagen International Finance NV 1.625% 1/16/2030 (b)	EUR	45,000	44,991
Volkswagen International Finance NV 3.25% 11/18/2030 (b)	EUR	200,000	212,238
Volkswagen International Finance NV 4.125% 11/16/2038 (b)	EUR	200,000	212,433
			2,000,552
TOTAL CONSUMER DISCRETIONARY			2,108,285

Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 1.5% 9/25/2028 (b)	EUR	100,000	103,020
Financials - 2.4%
Banks - 0.5%
Berlin Hyp AG 0.25% 5/19/2033 (b)	EUR	1,020,000	885,804
Commerzbank AG 0.01% 3/11/2030	EUR	183,000	173,447
Commerzbank AG 0.5% 12/4/2026 (b)	EUR	58,000	60,654
Commerzbank AG 1.25% 1/9/2034	EUR	58,000	54,111
Commerzbank AG 1.5% 8/28/2028 (b)	EUR	100,000	103,937
Commerzbank AG 1.875% 2/28/2028 (b)	EUR	100,000	105,704
Commerzbank AG 4% 12/5/2030 (b)(i)	EUR	400,000	433,432
Commerzbank AG 4.625% 3/21/2028 (b)(i)	EUR	300,000	336,052
Hamburg Commercial Bank AG 0.01% 1/19/2027 (b)	EUR	100,000	103,260
Investitionsbank Berlin 0.01% 7/15/2027	EUR	500,000	512,333
Landesbank Baden-Wuerttemberg 0.375% 5/7/2029 (b)	EUR	100,000	96,772
Landesbank Baden-Wuerttemberg 3% 4/26/2027 (b)	EUR	200,000	219,161
Muenchener Hypothekenbank eG 1.875% 8/25/2032 (b)	EUR	60,000	60,541
NRW Bank 0.5% 6/17/2041 (b)	EUR	50,000	34,175
NRW Bank 0.875% 4/12/2034	EUR	387,000	347,844
UniCredit Bank GmbH 0.25% 1/15/2032 (b)	EUR	39,000	35,440
UniCredit Bank GmbH 0.375% 1/17/2033 (b)	EUR	200,000	177,454
UniCredit Bank GmbH 0.85% 5/22/2034 (b)	EUR	102,000	90,171
Volkswagen Bank GmbH 2.5% 7/31/2026 (b)	EUR	100,000	107,767
			3,938,059
Capital Markets - 0.2%
Deutsche Bank AG 0.75% 2/17/2027 (b)(i)	EUR	100,000	106,143
Deutsche Bank AG 1.375% 9/3/2026 (b)(i)	EUR	200,000	214,791
Deutsche Bank AG 1.625% 1/20/2027 (b)	EUR	700,000	742,294
Deutsche Bank AG 1.875% 2/23/2028 (b)(i)	EUR	200,000	211,844
Deutsche Bank AG 3.25% 5/24/2028 (b)(i)	EUR	100,000	108,685
Deutsche Bank AG 4% 6/24/2026 (b)(i)	GBP	200,000	257,490
Deutsche Bank AG 4% 6/24/2032 (b)(i)	EUR	100,000	108,766
Deutsche Bank AG 4.125% 4/4/2030 (b)(i)	EUR	200,000	221,403
Deutsche Boerse AG 0.125% 2/22/2031 (b)	EUR	100,000	92,050
Deutsche Boerse AG 1.5% 4/4/2032 (b)	EUR	100,000	96,322
			2,159,788
Consumer Finance - 0.1%
Volkswagen Financial Services AG 0.375% 2/12/2030 (b)	EUR	70,000	64,998
Volkswagen Financial Services AG 0.875% 1/31/2028 (b)	EUR	630,000	641,815
Volkswagen Financial Services AG 3.375% 4/6/2028 (b)	EUR	32,000	34,923
			741,736
Financial Services - 1.5%
Aareal Bank AG 0.01% 2/1/2028 (b)	EUR	100,000	100,716
Aareal Bank AG 0.05% 9/2/2026 (b)	EUR	100,000	103,714
DZ HYP AG 0.5% 6/16/2026 (b)	EUR	1,200,000	1,269,130
Free and Hanseatic City of Hamburg 0.25% 2/18/2041 (b)	EUR	190,000	126,037
KfW 0% 9/15/2028 (b)	EUR	442,000	440,874
KfW 0% 9/17/2030 (b)	EUR	261,000	244,523
KfW 0% 9/30/2026 (b)	EUR	273,000	285,887
KfW 0.01% 5/5/2027 (b)	EUR	38,000	39,297
KfW 0.05% 9/29/2034 (b)	EUR	1,284,000	1,055,987
KfW 0.125% 12/30/2026 (b)	GBP	1,064,000	1,279,930
KfW 0.625% 1/7/2028	EUR	1,834,000	1,897,911
KfW 0.625% 2/22/2027	EUR	283,000	297,437
KfW 0.75% 12/7/2027 (b)	GBP	320,000	376,994
KfW 0.75% 6/28/2028	EUR	72,000	74,062
KfW 0.875% 7/4/2039 (b)	EUR	110,000	87,600
KfW 0.875% 9/15/2026 (b)	GBP	43,000	52,910
KfW 1.375% 2/2/2028 (b)	SEK	310,000	29,778
KfW 2.15% 8/25/2025	AUD	1,210,000	750,051
KfW 2.625% 1/10/2034 (b)	EUR	420,000	443,417
KfW 2.875% 12/28/2029 (b)	EUR	740,000	811,439
KfW 3.2% 9/11/2026	AUD	118,000	72,943
Landwirtschaftliche Rentenbank 0.05% 1/31/2031 (b)	EUR	480,000	445,154
Landwirtschaftliche Rentenbank 0.05% 12/18/2029 (b)	EUR	42,000	40,354
Landwirtschaftliche Rentenbank 0.875% 12/15/2026 (b)	GBP	19,000	23,189
Landwirtschaftliche Rentenbank 1.375% 9/8/2025 (b)	GBP	1,512,000	1,926,506
Landwirtschaftliche Rentenbank 2.6% 3/23/2027 (b)	AUD	60,000	36,523
Landwirtschaftliche Rentenbank 4% 1/19/2028	AUD	350,000	218,660
Volkswagen Leasing GmbH 0.625% 7/19/2029 (b)	EUR	50,000	48,152
Volkswagen Leasing GmbH 4% 4/11/2031 (b)	EUR	290,000	317,184
			12,896,359
Insurance - 0.1%
Allianz Finance II BV 1.5% 1/15/2030 (b)	EUR	200,000	203,537
Allianz SE 1.301% 9/25/2049 (b)(i)	EUR	200,000	195,395
Allianz SE 4.252% 7/5/2052 (b)(i)	EUR	100,000	108,941
Hannover Rueck SE 1.75% 10/8/2040 (b)(i)	EUR	100,000	97,827
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.25% 5/26/2041 (b)(i)	EUR	200,000	186,899
			792,599
TOTAL FINANCIALS			20,528,541

Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer AG 1.375% 7/6/2032 (b)	EUR	300,000	273,329
Industrials - 0.3%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.375% 7/3/2033 (b)	EUR	100,000	109,322
Electrical Equipment - 0.0%
Eurogrid GmbH 3.598% 2/1/2029 (b)	EUR	400,000	440,571
Ground Transportation - 0.1%
Deutsche Bahn Finance GMBH 0.375% 12/3/2026 (b)	GBP	214,000	258,959
Deutsche Bahn Finance GMBH 0.625% 12/8/2050 (b)	EUR	144,000	76,629
Deutsche Bahn Finance GMBH 0.625% 4/15/2036 (b)	EUR	260,000	208,947
Deutsche Bahn Finance GMBH 0.875% 6/23/2039 (b)	EUR	198,000	147,950
Deutsche Bahn Finance GMBH 1.375% 7/7/2025 (b)	GBP	28,000	35,855
Deutsche Bahn Finance GMBH 1.875% 2/13/2026 (b)	GBP	171,000	216,182
			944,522
Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij NV 0.125% 9/5/2029 (b)	EUR	24,000	23,576
Siemens Financieringsmaatschappij NV 1.75% 2/28/2039 (b)	EUR	23,000	19,809
Siemens Financieringsmaatschappij NV 3% 11/22/2028 (b)	EUR	500,000	547,195
Siemens Financieringsmaatschappij NV 3% 9/8/2033 (b)	EUR	100,000	106,804
Siemens Financieringsmaatschappij NV 3.125% 5/22/2032 (b)	EUR	200,000	217,082
Siemens Financieringsmaatschappij NV 3.625% 2/24/2043 (b)	EUR	100,000	103,579
			1,018,045
Machinery - 0.0%
Traton Finance Luxembourg SA 4.5% 11/23/2026 (b)	EUR	200,000	222,004
TOTAL INDUSTRIALS			2,734,464

Materials - 0.0%
Chemicals - 0.0%
BASF SE 4.25% 3/8/2032 (b)	EUR	200,000	228,821
Construction Materials - 0.0%
Heidelberg Materials Finance Luxembourg SA 4.875% 11/21/2033 (b)	EUR	100,000	116,105
TOTAL MATERIALS			344,926

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown SA 0.375% 4/15/2027 (b)	EUR	200,000	203,137
Aroundtown SA 1.45% 7/9/2028 (b)	EUR	100,000	100,683
Grand City Properties SA 1.375% 8/3/2026 (b)	EUR	400,000	423,726
LEG Immobilien SE 0.375% 1/17/2026 (b)	EUR	100,000	106,103
LEG Immobilien SE 0.875% 1/17/2029 (b)	EUR	100,000	98,940
LEG Immobilien SE 0.875% 11/28/2027 (b)	EUR	100,000	102,812
Vonovia SE 0.625% 10/7/2027 (b)	EUR	200,000	204,549
Vonovia SE 0.75% 9/1/2032 (b)	EUR	100,000	86,919
Vonovia SE 1% 6/16/2033 (b)	EUR	400,000	342,242
			1,669,111
Utilities - 0.3%
Electric Utilities - 0.1%
Amprion GmbH 3.45% 9/22/2027 (b)	EUR	100,000	109,644
Amprion GmbH 3.971% 9/22/2032 (b)	EUR	200,000	221,401
E.ON International Finance BV 1.5% 7/31/2029 (b)	EUR	115,000	117,462
E.ON International Finance BV 5.75% 2/14/2033 (b)	EUR	130,000	161,450
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(i)	EUR	100,000	99,209
EnBW International Finance BV 0.5% 3/1/2033 (b)	EUR	391,000	338,166
EnBW International Finance BV 3.625% 11/22/2026 (b)	EUR	260,000	285,914
			1,333,246
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG 2.5% 8/24/2025 (b)	EUR	430,000	464,556
RWE AG 2.75% 5/24/2030 (b)	EUR	120,000	127,679
			592,235
Multi-Utilities - 0.1%
E.ON SE 0.25% 10/24/2026 (b)	EUR	69,000	72,202
E.ON SE 0.35% 2/28/2030 (b)	EUR	190,000	181,627
E.ON SE 0.75% 2/20/2028 (b)	EUR	99,000	101,265
E.ON SE 0.875% 10/18/2034 (b)	EUR	117,000	99,059
E.ON SE 0.875% 8/20/2031 (b)	EUR	200,000	188,254
E.ON SE 3.5% 1/12/2028 (b)	EUR	140,000	154,441
E.ON SE 4.125% 3/25/2044 (b)	EUR	50,000	52,936
			849,784
TOTAL UTILITIES			2,775,265

TOTAL GERMANY			30,791,827
HONG KONG - 0.0%
Financials - 0.0%
Banks - 0.0%
Hongkong & Shanghai Banking Corp Ltd-The-/Sydney 5.1% 3/3/2028 (b)	AUD	250,000	158,924
IRELAND - 0.1%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC 4.625% 7/23/2029 (b)(i)	EUR	100,000	113,014
Bank of Ireland Group PLC 0.375% 5/10/2027 (b)(i)	EUR	140,000	147,385
Bank of Ireland Group PLC 1.375% 8/11/2031 (b)(i)	EUR	100,000	105,841
			366,240
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 1.5% 9/15/2027 (b)	EUR	100,000	105,109
Utilities - 0.1%
Electric Utilities - 0.1%
ESB Finance DAC 1.125% 6/11/2030 (b)	EUR	135,000	131,916
ESB Finance DAC 4% 10/3/2028 (b)	EUR	250,000	279,050
			410,966
TOTAL IRELAND			882,315
ITALY - 0.7%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA 3.625% 5/19/2027 (b)	EUR	100,000	110,322
Eni SpA 4.25% 5/19/2033 (b)	EUR	120,000	133,898
			244,220
Financials - 0.3%
Banks - 0.3%
Credit Agricole Italia SpA 0.375% 1/20/2032 (b)	EUR	200,000	180,222
Iccrea Banca SpA 4% 11/8/2027 (b)	EUR	140,000	156,338
Intesa Sanpaolo SpA 0.75% 3/16/2028 (b)	EUR	360,000	366,815
Intesa Sanpaolo SpA 2.5% 1/15/2030 (b)	GBP	100,000	114,013
Intesa Sanpaolo SpA 4.875% 5/19/2030 (b)	EUR	200,000	232,175
Intesa Sanpaolo SpA 5.125% 8/29/2031 (b)	EUR	100,000	117,901
Mediobanca Banca di Credito Finanziario SpA 2.375% 6/30/2027 (b)	EUR	160,000	172,235
Mediobanca Banca di Credito Finanziario SpA 4.75% 3/14/2028 (b)(i)	EUR	100,000	112,034
UniCredit SpA 0.85% 1/19/2031 (b)	EUR	140,000	130,800
UniCredit SpA 2.2% 7/22/2027 (b)(i)	EUR	490,000	525,798
UniCredit SpA 4.45% 2/16/2029 (b)(i)	EUR	320,000	358,413
			2,466,744
Insurance - 0.0%
Generali 1.713% 6/30/2032 (b)	EUR	100,000	93,462
Generali 2.124% 10/1/2030 (b)	EUR	130,000	130,677
Generali 5.5% 10/27/2047 (b)(i)	EUR	100,000	113,604
			337,743
TOTAL FINANCIALS			2,804,487

Industrials - 0.1%
Ground Transportation - 0.0%
Ferrovie dello Stato Italiane SpA 1.125% 7/9/2026 (b)	EUR	230,000	244,369
Ferrovie dello Stato Italiane SpA 1.5% 6/27/2025 (b)	EUR	144,000	155,225
			399,594
Transportation Infrastructure - 0.1%
Autostrade per l'Italia SpA 1.875% 9/26/2029 (b)	EUR	460,000	469,768
TOTAL INDUSTRIALS			869,362

Utilities - 0.3%
Electric Utilities - 0.2%
Enel Finance International NV 0.375% 6/17/2027 (b)	EUR	220,000	226,420
Enel Finance International NV 0.75% 6/17/2030 (b)	EUR	110,000	104,747
Enel Finance International NV 2.875% 4/11/2029 (b)	GBP	636,000	757,988
Enel Finance International NV 4% 2/20/2031 (b)	EUR	300,000	334,550
Terna - Rete Elettrica Nazionale 0.375% 6/23/2029 (b)	EUR	120,000	116,214
Terna - Rete Elettrica Nazionale 1.375% 7/26/2027 (b)	EUR	150,000	157,437
			1,697,356
Gas Utilities - 0.0%
Italgas SpA 1% 12/11/2031 (b)	EUR	110,000	103,201
Snam SpA 0.75% 6/20/2029 (b)	EUR	420,000	412,390
			515,591
Multi-Utilities - 0.1%
A2A SpA 0.625% 7/15/2031 (b)	EUR	140,000	127,655
ACEA SpA 1.5% 6/8/2027 (b)	EUR	217,000	228,818
Hera SpA 0.875% 7/5/2027 (b)	EUR	190,000	197,158
			553,631
TOTAL UTILITIES			2,766,578

TOTAL ITALY			6,684,647
JAPAN - 0.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 0.18% 12/19/2025	JPY	200,000,000	1,327,183
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Toyota Finance Corp 0.37% 10/13/2026	JPY	100,000,000	660,202
Consumer Staples - 0.0%
Tobacco - 0.0%
JT International Financial Services BV 2.375% 4/7/2081 (b)(i)	EUR	120,000	128,296
Financials - 0.1%
Banks - 0.1%
Development Bank of Japan Inc 3.125% 4/13/2028 (b)	EUR	140,000	153,893
Mizuho Financial Group Inc 0.797% 4/15/2030 (b)	EUR	470,000	451,201
Mizuho Financial Group Inc 1.412% 7/13/2033	JPY	12,000,000	75,726
Sumitomo Mitsui Financial Group Inc 0.632% 10/23/2029 (b)	EUR	110,000	106,092
			786,912
Consumer Finance - 0.0%
Toyota Motor Finance Netherlands BV 3.5% 1/13/2028 (b)	EUR	300,000	330,874
TOTAL FINANCIALS			1,117,786

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2% 7/9/2040	EUR	157,000	129,147
Industrials - 0.0%
Ground Transportation - 0.0%
East Japan Railway Co 1.104% 9/15/2039 (b)	EUR	160,000	121,197
East Japan Railway Co 1.162% 9/15/2028 (b)	GBP	210,000	240,468
			361,665
TOTAL JAPAN			3,724,279
KOREA (SOUTH) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Korea Housing Finance Corp 0.01% 7/7/2025 (b)	EUR	160,000	171,913
LUXEMBOURG - 0.2%
Financials - 0.0%
Capital Markets - 0.0%
JAB Holdings BV 1% 7/14/2031 (b)	EUR	100,000	93,770
JAB Holdings BV 2.5% 6/25/2029 (b)	EUR	100,000	105,911
			199,681
Financial Services - 0.0%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 0.5% 1/27/2028 (b)	EUR	100,000	100,333
TOTAL FINANCIALS			300,014

Real Estate - 0.2%
Industrial REITs - 0.1%
Prologis International Funding II SA 1.75% 3/15/2028 (b)	EUR	514,000	537,392
Real Estate Management & Development - 0.1%
Blackstone Property Partners Europe Holdings Sarl 1.25% 4/26/2027 (b)	EUR	153,000	158,949
Logicor Financing Sarl 1.625% 7/15/2027 (b)	EUR	290,000	301,826
SELP Finance Sarl 1.5% 11/20/2025 (b)	EUR	100,000	107,187
			567,962
TOTAL REAL ESTATE			1,105,354

TOTAL LUXEMBOURG			1,405,368
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 0.75% 6/26/2027	EUR	100,000	103,166
America Movil SAB de CV 2.125% 3/10/2028	EUR	200,000	211,732
			314,898
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos Mexicanos 4.75% 2/26/2029 (b)	EUR	100,000	98,939
TOTAL MEXICO			413,837
MULTI-NATIONAL - 1.7%
Financials - 1.7%
Banks - 1.3%
African Development Bank 0.125% 10/7/2026	EUR	41,000	42,961
African Development Bank 0.875% 5/24/2028	EUR	87,000	89,677
African Development Bank 1.1% 12/16/2026	AUD	260,000	154,655
African Development Bank 1.125% 6/18/2025	GBP	80,000	102,606
Asian Development Bank 1.125% 12/15/2025	GBP	32,000	40,398
Asian Development Bank 3.3% 8/8/2028 (b)	AUD	55,000	33,564
Asian Development Bank 3.875% 7/22/2027	GBP	310,000	396,951
Asian Development Bank 4.65% 2/16/2027	CAD	700,000	504,684
Corp Andina de Fomento 1.625% 6/3/2025 (b)	EUR	198,000	213,765
Council Of Europe Development Bank 0% 4/9/2027 (b)	EUR	33,000	34,079
Council Of Europe Development Bank 1% 4/13/2029 (b)	EUR	210,000	213,727
European Investment Bank 0% 6/17/2027	EUR	215,000	221,416
European Investment Bank 0% 9/9/2030 (b)	EUR	309,000	289,573
European Investment Bank 0.01% 5/15/2041 (b)	EUR	330,000	207,984
European Investment Bank 0.05% 10/13/2034 (b)	EUR	1,677,000	1,369,745
European Investment Bank 0.05% 11/15/2029 (b)	EUR	2,750,000	2,653,691
European Investment Bank 0.125% 6/20/2029 (b)	EUR	578,000	566,273
European Investment Bank 0.375% 4/14/2026 (b)	EUR	413,000	438,579
European Investment Bank 0.375% 7/16/2025	EUR	577,000	620,532
European Investment Bank 0.75% 7/15/2027	AUD	340,000	197,497
European Investment Bank 1% 4/14/2032 (b)	EUR	736,000	704,366
European Investment Bank 1% 9/21/2026 (b)	GBP	226,000	278,506
European Investment Bank 1.125% 4/13/2033 (b)	EUR	265,000	250,236
European Investment Bank 1.75% 11/12/2026 (b)	SEK	240,000	23,592
European Investment Bank 3.625% 1/12/2032 (b)	GBP	550,000	674,908
Inter-American Development Bank 1.25% 12/15/2025	GBP	308,000	389,164
Inter-American Development Bank 3.15% 6/26/2029	AUD	120,000	71,975
Inter-American Development Bank 3.875% 2/15/2029	GBP	130,000	165,150
International Development Association 0% 7/15/2031 (b)	EUR	110,000	100,061
International Development Association 0.7% 1/17/2042 (b)	EUR	297,000	208,156
International Development Association 4.75% 10/14/2031 (b)	GBP	230,000	300,559
			11,559,030
Financial Services - 0.4%
International Bank for Reconstruction & Development 0% 1/15/2027	EUR	1,828,000	1,898,900
International Bank for Reconstruction & Development 0.01% 4/24/2028	EUR	687,000	690,598
International Bank for Reconstruction & Development 1% 12/21/2029	GBP	248,000	275,304
International Bank for Reconstruction & Development 1.2% 8/8/2034	EUR	403,000	369,784
International Bank for Reconstruction & Development 1.25% 12/13/2028	GBP	100,000	115,840
International Bank for Reconstruction & Development 3.3% 8/14/2028	AUD	210,000	128,190
International Bank for Reconstruction & Development 3.45% 9/13/2038	EUR	140,000	152,864
International Finance Corp 3.15% 6/26/2029 (b)	AUD	90,000	53,998
International Finance Corp 4.5% 10/2/2028	GBP	370,000	480,467
			4,165,945
TOTAL FINANCIALS			15,724,975

Industrials - 0.0%
Ground Transportation - 0.0%
EUROFIMA 0.15% 10/10/2034 (b)	EUR	191,000	156,602
TOTAL MULTI-NATIONAL			15,881,577
NETHERLANDS - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 7/3/2031 (b)	EUR	100,000	111,474
Consumer Staples - 0.0%
Beverages - 0.0%
Heineken NV 1.75% 5/7/2040 (b)	EUR	160,000	130,329
Consumer Staples Distribution & Retail - 0.0%
Koninklijke Ahold Delhaize NV 0.375% 3/18/2030 (b)	EUR	120,000	113,666
Food Products - 0.0%
JDE Peet's NV 0.5% 1/16/2029 (b)	EUR	130,000	127,032
TOTAL CONSUMER STAPLES			371,027

Financials - 1.2%
Banks - 1.1%
ABN AMRO Bank NV 0.375% 1/14/2035 (b)	EUR	200,000	165,607
ABN AMRO Bank NV 0.5% 9/23/2029 (b)	EUR	200,000	191,755
ABN AMRO Bank NV 0.6% 1/15/2027 (b)	EUR	300,000	313,163
ABN AMRO Bank NV 1.375% 1/12/2037 (b)	EUR	400,000	352,959
ABN AMRO Bank NV 4.5% 11/21/2034 (b)	EUR	100,000	114,510
BNG Bank NV 0% 1/20/2031 (b)	EUR	120,000	110,430
BNG Bank NV 0.75% 1/24/2029 (b)	EUR	2,384,000	2,412,798
BNG Bank NV 3.3% 7/17/2028 (b)	AUD	1,267,000	771,742
Cooperatieve Rabobank UA 0.25% 10/30/2026 (b)	EUR	500,000	521,414
Cooperatieve Rabobank UA 0.625% 2/25/2033 (b)	EUR	100,000	86,639
Cooperatieve Rabobank UA 1.125% 5/7/2031 (b)	EUR	100,000	94,917
Cooperatieve Rabobank UA 1.25% 3/23/2026 (b)	EUR	79,000	84,456
Cooperatieve Rabobank UA 1.875% 7/12/2028 (b)(i)	GBP	200,000	241,979
Cooperatieve Rabobank UA 3.202% 5/6/2036 (b)	EUR	400,000	434,963
ING Bank NV 3% 5/21/2034 (b)	EUR	300,000	323,010
ING Groep NV 0.25% 2/1/2030 (b)(i)	EUR	200,000	192,747
ING Groep NV 0.25% 2/18/2029 (b)(i)	EUR	500,000	497,317
ING Groep NV 1% 11/16/2032 (b)(i)	EUR	200,000	204,136
ING Groep NV 2.125% 5/26/2031 (b)(i)	EUR	400,000	428,236
ING Groep NV 3% 2/18/2026 (b)	GBP	100,000	127,057
ING Groep NV 3.5% 9/3/2030 (b)(i)	EUR	300,000	325,847
ING Groep NV 4.875% 11/14/2027 (b)(i)	EUR	200,000	223,310
Nationale-Nederlanden Bank NV/The Netherlands 1% 9/25/2028 (b)	EUR	700,000	716,088
Nederlandse Waterschapsbank NV 0.75% 10/4/2041 (b)	EUR	748,000	525,830
Nederlandse Waterschapsbank NV 3.3% 5/2/2029 (b)	AUD	40,000	24,086
			9,484,996
Consumer Finance - 0.0%
Ayvens Bank NV 2.125% 5/6/2025 (b)	EUR	130,000	140,469
Financial Services - 0.0%
EXOR NV 1.75% 1/18/2028 (b)	EUR	170,000	178,274
Insurance - 0.1%
ASR Nederland NV 3.375% 5/2/2049 (b)(i)	EUR	100,000	105,852
NN Group NV 4.625% 1/13/2048 (b)(i)	EUR	180,000	201,711
			307,563
TOTAL FINANCIALS			10,111,302

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Koninklijke Philips NV 2.125% 11/5/2029 (b)	EUR	110,000	114,465
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Royal Schiphol Group NV 2% 4/6/2029 (b)	EUR	117,000	122,169
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CTP NV 0.625% 9/27/2026 (b)	EUR	110,000	115,155
CTP NV 0.75% 2/18/2027 (b)	EUR	108,000	111,970
			227,125
Utilities - 0.1%
Electric Utilities - 0.1%
Enexis Holding NV 0.75% 7/2/2031 (b)	EUR	100,000	93,599
TenneT Holding BV 0.875% 6/16/2035 (b)	EUR	574,000	512,732
			606,331
Multi-Utilities - 0.0%
Stedin Holding NV 0% 11/16/2026 (b)	EUR	117,000	121,466
TOTAL UTILITIES			727,797

TOTAL NETHERLANDS			11,785,359
NEW ZEALAND - 0.1%
Financials - 0.1%
Banks - 0.1%
Westpac Securities NZ Ltd/London 0.01% 6/8/2028 (b)	EUR	998,000	992,200
NORWAY - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA 0.75% 5/31/2026 (b)	EUR	100,000	105,977
Telenor ASA 1.125% 5/31/2029 (b)	EUR	157,000	158,448
			264,425
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.375% 5/22/2032 (b)	EUR	241,000	230,017
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 3.125% 9/21/2027 (b)(i)	EUR	170,000	185,228
DNB Bank ASA 4% 8/17/2027 (b)(i)	GBP	100,000	127,348
SpareBank 1 Boligkreditt AS 0.01% 9/22/2027 (b)	EUR	1,151,000	1,174,550
			1,487,126
Capital Markets - 0.0%
Kommunalbanken AS 0.6% 6/1/2026	AUD	500,000	300,028
TOTAL FINANCIALS			1,787,154

TOTAL NORWAY			2,281,596
PORTUGAL - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander Totta SA 3.25% 2/15/2031 (b)	EUR	100,000	110,433
Banco Santander Totta SA 3.375% 4/19/2028 (b)	EUR	400,000	442,727
			553,160
Utilities - 0.0%
Electric Utilities - 0.0%
EDP Finance BV 1.875% 9/21/2029 (b)	EUR	100,000	102,210
TOTAL PORTUGAL			655,370
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglo American Capital PLC 3.75% 6/15/2029 (b)	EUR	140,000	154,705
SPAIN - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Emisiones SA 0.664% 2/3/2030 (b)	EUR	300,000	289,929
Telefonica Emisiones SA 1.93% 10/17/2031 (b)	EUR	300,000	297,241
			587,170
Financials - 0.4%
Banks - 0.4%
Banco Bilbao Vizcaya Argentaria SA 4.375% 10/14/2029 (b)	EUR	300,000	342,942
Banco Bilbao Vizcaya Argentaria SA 5.75% 9/15/2033 (b)(i)	EUR	200,000	230,372
Banco Santander SA 0.2% 2/11/2028 (b)	EUR	300,000	300,692
Banco Santander SA 0.5% 3/24/2027 (b)(i)	EUR	100,000	105,832
Banco Santander SA 1.375% 1/5/2026 (b)	EUR	300,000	321,984
Banco Santander SA 2.125% 2/8/2028 (b)	EUR	100,000	105,587
Banco Santander SA 3.125% 1/19/2027 (b)	EUR	100,000	109,032
Banco Santander SA 3.25% 4/2/2029 (b)(i)	EUR	300,000	326,105
Banco Santander SA 3.5% 1/9/2030 (b)(i)	EUR	300,000	329,486
Banco Santander SA 3.75% 1/9/2034 (b)	EUR	100,000	109,406
Banco Santander SA 5.125% 1/25/2030 (b)	GBP	100,000	129,584
Banco Santander SA 5.75% 8/23/2033 (b)(i)	EUR	100,000	114,873
CaixaBank SA 0.5% 2/9/2029 (b)(i)	EUR	400,000	403,345
CaixaBank SA 0.75% 5/26/2028 (b)(i)	EUR	300,000	310,502
CaixaBank SA 1.5% 12/3/2026 (b)(i)	GBP	200,000	252,158
CaixaBank SA 2.25% 4/17/2030 (b)(i)	EUR	100,000	108,088
CaixaBank SA 5% 7/19/2029 (b)(i)	EUR	100,000	114,570
CaixaBank SA 6.25% 2/23/2033 (b)(i)	EUR	100,000	115,599
			3,830,157
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA 2.375% 9/27/2027 (b)	EUR	400,000	427,154
Information Technology - 0.1%
Communications Equipment - 0.1%
Cellnex Finance Co SA 1% 9/15/2027 (b)	EUR	400,000	414,586
Cellnex Finance Co SA 3.625% 1/24/2029 (b)	EUR	200,000	219,491
			634,077
Utilities - 0.1%
Electric Utilities - 0.0%
Iberdrola Finanzas SA 3.375% 11/22/2032 (b)	EUR	200,000	216,678
Gas Utilities - 0.1%
Naturgy Finance Iberia SA 1.25% 1/15/2026 (b)	EUR	200,000	214,138
Naturgy Finance Iberia SA 1.5% 1/29/2028 (b)	EUR	100,000	104,569
			318,707
TOTAL UTILITIES			535,385

TOTAL SPAIN			6,013,943
SWEDEN - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB 0.125% 11/27/2030 (b)	EUR	310,000	284,003
Financials - 0.9%
Banks - 0.7%
Lansforsakringar Hypotek AB 1.25% 9/17/2025 (b)	SEK	400,000	39,585
Lansforsakringar Hypotek AB 1.5% 9/16/2026 (b)	SEK	5,600,000	549,008
Nordea Hypotek AB 0.5% 9/16/2026 (b)	SEK	15,200,000	1,468,971
Nordea Hypotek AB 1% 9/17/2025 (b)	SEK	1,700,000	168,043
Skandinaviska Enskilda Banken AB 0.75% 11/15/2027 (b)	EUR	100,000	103,630
Skandinaviska Enskilda Banken AB 1.75% 11/11/2026 (b)	EUR	210,000	224,258
Skandinaviska Enskilda Banken AB 3% 11/6/2028 (b)	SEK	4,000,000	400,164
Skandinaviska Enskilda Banken AB 3.25% 5/4/2028 (b)	EUR	250,000	276,406
Skandinaviska Enskilda Banken AB 3.75% 2/7/2028 (b)	EUR	160,000	177,283
Stadshypotek AB 0.375% 3/13/2026 (b)	EUR	500,000	530,864
Stadshypotek AB 2% 9/1/2028 (b)	SEK	10,000,000	969,107
Svenska Handelsbanken AB 0.5% 2/18/2030 (b)	EUR	200,000	190,115
Svenska Handelsbanken AB 1.375% 2/23/2029 (b)	EUR	110,000	111,524
Sveriges Sakerstallda Obligationer AB 2% 6/17/2026 (b)	SEK	11,000,000	1,088,071
Swedbank AB 0.3% 5/20/2027 (b)(i)	EUR	240,000	252,648
Swedbank AB 2.1% 5/25/2027 (b)	EUR	108,000	115,560
			6,665,237
Financial Services - 0.2%
Investor AB 1.5% 9/12/2030 (b)	EUR	120,000	120,254
Kommuninvest I Sverige AB 1% 11/12/2026 (b)	SEK	6,710,000	652,354
Swedbank Hypotek AB 3% 3/28/2029 (b)	SEK	1,900,000	189,851
Swedbank Hypotek AB 3.125% 7/5/2028 (b)	EUR	390,000	429,522
			1,391,981
TOTAL FINANCIALS			8,057,218

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Akelius Residential Property Financing BV 1% 1/17/2028 (b)	EUR	100,000	101,735
Fastighets AB Balder 1.25% 1/28/2028 (b)	EUR	108,000	110,210
Heimstaden Bostad Treasury BV 0.625% 7/24/2025 (b)	EUR	160,000	171,009
Heimstaden Bostad Treasury BV 1.375% 7/24/2028 (b)	EUR	135,000	134,166
Samhallsbyggnadsbolaget i Norden AB 2.25% 8/12/2027 (b)(f)	EUR	108,000	94,522
			611,642
Utilities - 0.0%
Electric Utilities - 0.0%
Vattenfall AB 0.125% 2/12/2029 (b)	EUR	108,000	105,906
TOTAL SWEDEN			9,058,769
SWITZERLAND - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom Finance BV 0.375% 11/14/2028 (b)	EUR	590,000	583,750
Financials - 0.6%
Banks - 0.2%
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0% 3/13/2028 (b)	CHF	600,000	667,643
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0% 7/25/2031 (b)	CHF	340,000	365,407
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.1% 12/3/2031 (b)	CHF	795,000	856,385
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.5% 11/24/2028 (b)	CHF	40,000	45,051
UBS AG/Australia 5.808% 11/24/2028 (b)	AUD	90,000	58,588
			1,993,074
Capital Markets - 0.2%
UBS AG/London 0.25% 9/1/2028 (b)	EUR	390,000	385,263
UBS Group AG 0.65% 1/14/2028 (b)(i)	EUR	100,000	103,928
UBS Group AG 1% 6/24/2027 (b)(i)	EUR	150,000	158,643
UBS Group AG 2.125% 11/15/2029 (b)(i)	GBP	130,000	151,606
UBS Group AG 2.875% 4/2/2032 (b)(i)	EUR	270,000	279,376
UBS Group AG 7.75% 3/1/2029 (b)(i)	EUR	260,000	316,516
			1,395,332
Financial Services - 0.2%
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0% 10/26/2029 (b)	CHF	50,000	54,717
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0% 8/26/2049 (b)	CHF	520,000	439,413
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0.125% 12/19/2031 (b)	CHF	1,270,000	1,371,442
			1,865,572
Insurance - 0.0%
Argentum Netherlands BV for Zurich Insurance Co Ltd 2.75% 2/19/2049 (b)(i)	EUR	120,000	125,743
Zurich Finance Ireland Designated Activity Co 1.625% 6/17/2039 (b)	EUR	100,000	83,352
			209,095
TOTAL FINANCIALS			5,463,073

Industrials - 0.0%
Building Products - 0.0%
ABB Finance BV 0% 1/19/2030 (b)	EUR	130,000	122,280
Materials - 0.0%
Construction Materials - 0.0%
Holcim Finance Luxembourg SA 0.5% 4/23/2031 (b)	EUR	130,000	118,770
TOTAL SWITZERLAND			6,287,873
UNITED KINGDOM - 1.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 3.75% 5/13/2031 (b)	EUR	170,000	187,454
Media - 0.0%
WPP Finance SA 4.125% 5/30/2028 (b)	EUR	170,000	189,554
Wireless Telecommunication Services - 0.1%
CK Hutchison Group Telecom Finance SA 1.125% 10/17/2028 (b)	EUR	100,000	100,265
Vodafone International Financing DAC 3.75% 12/2/2034 (b)	EUR	330,000	357,620
			457,885
TOTAL COMMUNICATION SERVICES			834,893

Consumer Staples - 0.1%
Beverages - 0.0%
CCEP Finance Ireland DAC 0.875% 5/6/2033 (b)	EUR	210,000	185,028
Diageo Finance PLC 3.125% 2/28/2031 (b)	EUR	270,000	289,729
			474,757
Household Products - 0.0%
Reckitt Benckiser Treasury Services Nederland BV 0.75% 5/19/2030 (b)	EUR	110,000	106,321
Personal Care Products - 0.0%
Unilever Finance Netherlands BV 3.5% 2/15/2037 (b)	EUR	170,000	181,749
Tobacco - 0.1%
BAT International Finance PLC 2.25% 6/26/2028 (b)	GBP	240,000	284,158
BAT Netherlands Finance BV 3.125% 4/7/2028 (b)	EUR	100,000	108,836
BAT Netherlands Finance BV 5.375% 2/16/2031 (b)	EUR	110,000	128,971
			521,965
TOTAL CONSUMER STAPLES			1,284,792

Financials - 0.8%
Banks - 0.6%
Barclays PLC 0.577% 8/9/2029 (b)(i)	EUR	300,000	298,299
Barclays PLC 1.106% 5/12/2032 (b)(i)	EUR	110,000	101,697
Barclays PLC 1.125% 3/22/2031 (b)(i)	EUR	230,000	243,180
Barclays PLC 3.25% 1/17/2033	GBP	299,000	324,464
HSBC Holdings PLC 3% 5/29/2030 (i)	GBP	130,000	153,573
HSBC Holdings PLC 3% 7/22/2028 (i)	GBP	110,000	135,553
HSBC Holdings PLC 3.445% 9/25/2030 (b)(i)	EUR	200,000	216,723
HSBC Holdings PLC 3.755% 5/20/2029 (b)(i)	EUR	210,000	231,325
HSBC Holdings PLC 6.364% 11/16/2032 (b)(i)	EUR	270,000	312,411
HSBC Holdings PLC 8.201% 11/16/2034 (b)(i)	GBP	150,000	211,115
Lloyds Bank PLC 0.125% 9/23/2029 (b)	EUR	100,000	96,436
Lloyds Banking Group PLC 1.985% 12/15/2031 (i)	GBP	104,000	127,465
Lloyds Banking Group PLC 2% 4/12/2028 (b)(i)	GBP	140,000	170,204
Lloyds Banking Group PLC 3.5% 11/6/2030 (b)(i)	EUR	210,000	227,927
Lloyds Banking Group PLC 3.5% 4/1/2026 (b)(i)	EUR	404,000	436,846
Lloyds Banking Group PLC 5.802% 3/17/2029 (i)	AUD	100,000	63,862
NatWest Group PLC 3.622% 8/14/2030 (b)(i)	GBP	411,000	529,094
NatWest Group PLC 4.771% 2/16/2029 (b)(i)	EUR	120,000	135,845
NatWest Markets PLC 6.375% 11/8/2027 (b)	GBP	280,000	373,362
Santander UK Group Holdings PLC 7.098% 11/16/2027 (b)(i)	GBP	110,000	145,881
Santander UK PLC 0.05% 1/12/2027 (b)	EUR	200,000	207,557
Standard Chartered PLC 0.8% 11/17/2029 (b)(i)	EUR	110,000	109,007
Standard Chartered PLC 0.85% 1/27/2028 (b)(i)	EUR	107,000	111,620
Standard Chartered PLC 2.5% 9/9/2030 (b)(i)	EUR	130,000	140,176
			5,103,622
Capital Markets - 0.0%
London Stock Exchange Group PLC 1.75% 9/19/2029 (b)	EUR	110,000	113,005
Consumer Finance - 0.0%
Motability Operations Group PLC 1.5% 1/20/2041 (b)	GBP	220,000	152,822
Motability Operations Group PLC 3.5% 7/17/2031 (b)	EUR	200,000	216,504
			369,326
Financial Services - 0.2%
Clarion Funding PLC 1.25% 11/13/2032 (b)	GBP	120,000	115,295
LCR Finance PLC 5.1% 3/7/2051	GBP	93,000	114,914
M&G PLC 5.625% 10/20/2051 (b)(i)	GBP	104,000	128,356
Nationwide Building Society 0.625% 3/25/2027 (b)	EUR	903,000	943,590
Nationwide Building Society 6.178% 12/7/2027 (b)(i)	GBP	110,000	144,649
			1,446,804
Insurance - 0.0%
Aviva PLC 6.875% 11/27/2053 (b)(i)	GBP	100,000	132,538
Legal & General Group PLC 5.125% 11/14/2048 (b)(i)	GBP	100,000	127,060
Pension Insurance Corp PLC 5.625% 9/20/2030 (b)	GBP	100,000	125,511
Phoenix Group Holdings PLC 5.867% 6/13/2029 (b)	GBP	100,000	129,267
			514,376
TOTAL FINANCIALS			7,547,133

Health Care - 0.0%
Pharmaceuticals - 0.0%
GlaxoSmithKline Capital PLC 1.625% 5/12/2035 (b)	GBP	140,000	127,725
Industrials - 0.1%
Commercial Services & Supplies - 0.0%
AA Bond Co Ltd 7.375% 7/31/2050 (b)	GBP	120,000	161,004
AA Bond Co Ltd 8.45% 7/31/2050 (b)	GBP	130,000	177,991
			338,995
Transportation Infrastructure - 0.1%
Gatwick Funding Ltd 2.5% 4/15/2032 (b)	GBP	220,000	250,716
Heathrow Funding Ltd 2.625% 3/16/2028 (b)	GBP	300,000	358,883
Heathrow Funding Ltd 3.661% 1/13/2033 (b)	CAD	215,000	148,077
			757,676
TOTAL INDUSTRIALS			1,096,671

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Land Securities Capital Markets PLC 2.375% 3/29/2029 (b)	GBP	160,000	196,485
London & Quadrant Housing Trust 2% 3/31/2032 (b)	GBP	112,000	116,267
Segro Capital Sarl 1.25% 3/23/2026 (b)	EUR	160,000	170,573
			483,325
Utilities - 0.4%
Electric Utilities - 0.1%
National Grid Electricity Distribution South West PLC 2.375% 5/16/2029 (b)	GBP	250,000	291,799
National Grid Electricity Transmission PLC 0.823% 7/7/2032 (b)	EUR	140,000	125,982
National Grid Electricity Transmission PLC 1.375% 9/16/2026 (b)	GBP	200,000	245,603
NIE Finance PLC 2.5% 10/27/2025 (b)	GBP	200,000	254,640
South Eastern Power Networks PLC 1.75% 9/30/2034 (b)	GBP	100,000	93,094
			1,011,118
Multi-Utilities - 0.1%
Cadent Finance PLC 3.125% 3/21/2040 (b)	GBP	100,000	89,690
National Grid PLC 0.163% 1/20/2028 (b)	EUR	220,000	221,339
National Grid PLC 0.25% 9/1/2028 (b)	EUR	130,000	128,545
National Grid PLC 2.179% 6/30/2026 (b)	EUR	430,000	462,495
			902,069
Water Utilities - 0.2%
Anglian Water Services Financing PLC 1.625% 8/10/2025 (b)	GBP	240,000	306,084
Northumbrian Water Finance PLC 5.5% 10/2/2037 (b)	GBP	100,000	120,524
Severn Trent Utilities Finance PLC 2.625% 2/22/2033 (b)	GBP	100,000	104,619
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (b)	GBP	100,000	118,227
Southern Water Services Finance Ltd 1.625% 3/30/2027 (b)	GBP	150,000	170,134
Southern Water Services Finance Ltd 2.375% 5/28/2028 (b)	GBP	200,000	222,145
United Utilities Water Finance PLC 0.875% 10/28/2029 (b)	GBP	200,000	215,348
Yorkshire Water Finance PLC 1.75% 10/27/2032 (b)	GBP	100,000	97,416
			1,354,497
TOTAL UTILITIES			3,267,684

TOTAL UNITED KINGDOM			14,642,223
UNITED STATES - 4.3%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.6%
AT&T Inc 0.25% 3/4/2026	EUR	100,000	105,912
AT&T Inc 2.05% 5/19/2032	EUR	370,000	364,860
AT&T Inc 2.9% 12/4/2026	GBP	2,720,000	3,405,135
Verizon Communications Inc 1.125% 9/19/2035	EUR	220,000	181,938
Verizon Communications Inc 1.3% 5/18/2033	EUR	120,000	108,725
Verizon Communications Inc 2.1% 5/6/2026 (b)	AUD	200,000	121,733
Verizon Communications Inc 3.375% 10/27/2036	GBP	486,000	495,929
			4,784,232
Entertainment - 0.0%
Netflix Inc 3.625% 6/15/2030 (b)	EUR	100,000	110,878
Media - 0.1%
Comcast Corp 1.875% 2/20/2036	GBP	405,000	364,454
TOTAL COMMUNICATION SERVICES			5,259,564

Consumer Discretionary - 0.2%
Automobiles - 0.1%
General Motors Financial Co Inc 3.9% 1/12/2028 (b)	EUR	100,000	110,487
Stellantis NV 2.75% 4/1/2032 (b)	EUR	200,000	197,693
Stellantis NV 3.375% 11/19/2028 (b)	EUR	350,000	379,580
			687,760
Hotels, Restaurants & Leisure - 0.1%
Booking Holdings Inc 4.125% 5/12/2033	EUR	310,000	346,960
Booking Holdings Inc 4.5% 11/15/2031	EUR	150,000	172,450
McDonald's Corp 1.6% 3/15/2031 (b)	EUR	200,000	196,597
			716,007
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp 0.25% 2/25/2028	EUR	606,000	580,822
TOTAL CONSUMER DISCRETIONARY			1,984,589

Consumer Staples - 0.4%
Beverages - 0.1%
Coca-Cola Co/The 0.375% 3/15/2033	EUR	906,000	783,575
Consumer Staples Distribution & Retail - 0.2%
Mondelez International Holdings Netherlands BV 0.25% 9/9/2029 (b)	EUR	310,000	298,469
Mondelez International Holdings Netherlands BV 0.875% 10/1/2031 (b)	EUR	110,000	102,409
Nestle Finance International Ltd 0% 6/14/2026 (b)	EUR	540,000	567,404
Nestle Finance International Ltd 0.25% 6/14/2029 (b)	EUR	120,000	117,579
Nestle Finance International Ltd 1.25% 11/2/2029 (b)	EUR	30,000	30,539
Nestle Finance International Ltd 3% 1/23/2031 (b)	EUR	200,000	218,278
Nestle Finance International Ltd 3.25% 1/23/2037 (b)	EUR	190,000	199,072
Nestle Holdings Inc 1.375% 6/23/2033 (b)	GBP	120,000	117,489
			1,651,239
Household Products - 0.0%
Procter & Gamble Co/The 1.375% 5/3/2025	GBP	221,000	284,602
Procter & Gamble Co/The 1.8% 5/3/2029	GBP	381,000	447,093
			731,695
Tobacco - 0.1%
Altria Group Inc 2.2% 6/15/2027	EUR	398,000	424,523
Altria Group Inc 3.125% 6/15/2031	EUR	174,000	183,846
Philip Morris International Inc 1.45% 8/1/2039	EUR	100,000	75,386
Philip Morris International Inc 2% 5/9/2036	EUR	210,000	188,323
			872,078
TOTAL CONSUMER STAPLES			4,038,587

Energy - 0.1%
Energy Equipment & Services - 0.0%
Schlumberger Finance BV 2% 5/6/2032 (b)	EUR	230,000	227,525
Oil, Gas & Consumable Fuels - 0.1%
BP Capital Markets BV 0.933% 12/4/2040 (b)	EUR	290,000	196,285
BP Capital Markets PLC 1.637% 6/26/2029 (b)	EUR	100,000	102,889
Shell International Finance BV 0.5% 11/8/2031 (b)	EUR	310,000	281,501
			580,675
TOTAL ENERGY			808,200

Financials - 1.5%
Banks - 0.3%
Bank of America Corp 0.694% 3/22/2031 (b)(i)	EUR	486,000	461,878
Bank of America Corp 1.667% 6/2/2029 (b)(i)	GBP	100,000	116,518
Citigroup Inc 4.112% 9/22/2033 (b)(i)	EUR	220,000	244,020
John Deere Bank SA 3.3% 10/15/2029 (b)	EUR	200,000	219,240
JPMorgan Chase & Co 0.389% 2/24/2028 (b)(i)	EUR	792,000	818,788
JPMorgan Chase & Co 0.991% 4/28/2026 (b)(i)	GBP	100,000	128,753
JPMorgan Chase & Co 1.001% 7/25/2031 (b)(i)	EUR	100,000	95,834
JPMorgan Chase & Co 1.638% 5/18/2028 (b)(i)	EUR	210,000	221,419
Wells Fargo & Co 2.125% 9/24/2031 (b)	GBP	350,000	377,065
			2,683,515
Capital Markets - 0.2%
Athene Global Funding 0.832% 1/8/2027 (b)	EUR	140,000	146,155
Goldman Sachs Group Inc/The 0.75% 3/23/2032 (b)	EUR	170,000	152,553
Goldman Sachs Group Inc/The 1% 3/18/2033 (b)	EUR	70,000	62,378
Goldman Sachs Group Inc/The 1.25% 2/7/2029 (b)	EUR	50,000	50,576
Goldman Sachs Group Inc/The 1.875% 12/16/2030 (b)	GBP	100,000	108,316
Goldman Sachs Group Inc/The 2% 11/1/2028 (b)	EUR	51,000	53,493
Goldman Sachs Group Inc/The 3.125% 7/25/2029 (b)	GBP	27,000	32,369
Morgan Stanley 0.495% 10/26/2029 (i)	EUR	100,000	98,760
Morgan Stanley 1.102% 4/29/2033 (i)	EUR	493,000	448,364
Morgan Stanley 5.789% 11/18/2033 (i)	GBP	170,000	224,578
Nasdaq Inc 0.875% 2/13/2030	EUR	100,000	96,950
			1,474,492
Consumer Finance - 0.0%
Ford Motor Credit Co LLC 2.33% 11/25/2025	EUR	100,000	107,746
Ford Motor Credit Co LLC 6.125% 5/15/2028	EUR	130,000	150,618
			258,364
Financial Services - 0.8%
Berkshire Hathaway Inc 2.15% 3/15/2028	EUR	797,000	850,588
CRH SMW Finance DAC 4% 7/11/2031 (b)	EUR	120,000	133,960
DH Europe Finance II Sarl 0.2% 3/18/2026	EUR	2,894,000	3,060,558
DH Europe Finance II Sarl 0.75% 9/18/2031	EUR	456,000	421,071
DH Europe Finance II Sarl 1.35% 9/18/2039	EUR	192,000	149,383
Fidelity National Information Services Inc 1.5% 5/21/2027	EUR	758,000	797,635
Fiserv Inc 2.25% 7/1/2025	GBP	925,000	1,186,658
Upjohn Finance BV 1.362% 6/23/2027 (b)	EUR	150,000	156,287
			6,756,140
Insurance - 0.2%
Chubb INA Holdings LLC 1.55% 3/15/2028	EUR	639,000	664,382
Marsh & McLennan Cos Inc 1.349% 9/21/2026	EUR	768,000	812,592
Metropolitan Life Global Funding I 0.5% 5/25/2029 (b)	EUR	100,000	97,838
Metropolitan Life Global Funding I 1.625% 10/12/2028 (b)	GBP	110,000	127,698
New York Life Global Funding 0.125% 7/23/2030 (b)	CHF	215,000	232,046
			1,934,556
TOTAL FINANCIALS			13,107,067

Health Care - 0.4%
Health Care Equipment & Supplies - 0.2%
Becton Dickinson Euro Finance Sarl 1.208% 6/4/2026	EUR	1,553,000	1,652,596
Medtronic Global Holdings SCA 0.25% 7/2/2025	EUR	100,000	107,530
Medtronic Global Holdings SCA 1.75% 7/2/2049	EUR	227,000	155,336
Thermo Fisher Scientific Finance I BV 1.625% 10/18/2041	EUR	150,000	113,649
			2,029,111
Health Care Providers & Services - 0.1%
McKesson Corp 3.125% 2/17/2029	GBP	573,000	695,770
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc 1.875% 10/1/2049	EUR	106,000	73,379
Pharmaceuticals - 0.1%
Johnson & Johnson 3.2% 6/1/2032	EUR	260,000	283,012
MSD Netherlands Capital BV 3.7% 5/30/2044	EUR	100,000	102,887
Roche Finance Europe BV 3.227% 5/3/2030 (b)	EUR	380,000	417,871
			803,770
TOTAL HEALTH CARE			3,602,030

Industrials - 0.2%
Aerospace & Defense - 0.0%
GE Aerospace 2.125% 5/17/2037	EUR	230,000	207,815
Air Freight & Logistics - 0.0%
FedEx Corp 0.95% 5/4/2033	EUR	371,000	326,022
Building Products - 0.2%
Carrier Global Corp 4.125% 5/29/2028	EUR	260,000	291,053
Whirlpool EMEA Finance Sarl 0.5% 2/20/2028	EUR	170,000	168,376
			459,429
Electrical Equipment - 0.0%
Schneider Electric SE 3% 1/10/2031 (b)	EUR	300,000	323,417
Industrial Conglomerates - 0.0%
Honeywell International Inc 0.75% 3/10/2032	EUR	150,000	136,489
Machinery - 0.0%
Illinois Tool Works Inc 1% 6/5/2031	EUR	100,000	95,610
TOTAL INDUSTRIALS			1,548,782

Information Technology - 0.2%
IT Services - 0.1%
DXC Technology Co 1.75% 1/15/2026	EUR	914,000	981,005
IBM Corporation 1.2% 2/11/2040	EUR	272,000	201,436
			1,182,441
Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc 0.5% 11/15/2031	EUR	911,000	845,759
TOTAL INFORMATION TECHNOLOGY			2,028,200

Materials - 0.3%
Chemicals - 0.3%
Air Products and Chemicals Inc 0.5% 5/5/2028	EUR	1,223,000	1,233,100
Dow Chemical Co/The 1.875% 3/15/2040	EUR	232,000	184,387
Linde PLC 0.375% 9/30/2033 (b)	EUR	200,000	170,894
PPG Industries Inc 0.875% 11/3/2025	EUR	744,000	796,409
			2,384,790
Real Estate - 0.3%
Diversified REITs - 0.1%
Digital Dutch Finco BV 1.5% 3/15/2030 (b)	EUR	100,000	98,404
Digital Intrepid Holding BV 0.625% 7/15/2031 (b)	EUR	100,000	89,520
WPC Eurobond BV 2.25% 4/9/2026	EUR	870,000	935,455
			1,123,379
Industrial REITs - 0.2%
Prologis Euro Finance LLC 1.875% 1/5/2029	EUR	440,000	457,374
Prologis LP 2.25% 6/30/2029	GBP	619,000	721,622
			1,178,996
Retail REITs - 0.0%
Realty Income Corp 1.75% 7/13/2033	GBP	413,000	397,143
Specialized REITs - 0.0%
American Tower Corp 1% 1/15/2032	EUR	140,000	128,116
Public Storage Operating Co 0.875% 1/24/2032	EUR	245,000	222,150
			350,266
TOTAL REAL ESTATE			3,049,784

Utilities - 0.0%
Electric Utilities - 0.0%
Duke Energy Corp 3.1% 6/15/2028	EUR	100,000	108,288
Gas Utilities - 0.0%
National Grid North America Inc 3.247% 11/25/2029 (b)	EUR	260,000	282,351
TOTAL UTILITIES			390,639

TOTAL UNITED STATES			38,202,232
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $289,680,370)			276,428,219

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
FRANCE - 0.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies SE 2% (b)(i)(j)	EUR	750,000	801,604
TotalEnergies SE 2.125% (b)(i)(j)	EUR	160,000	146,885
			948,489
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA 1.5% (b)(i)(j)	EUR	300,000	302,805
Engie SA 1.625% (b)(i)(j)	EUR	1,300,000	1,411,109
Veolia Environnement SA 1.625% (b)(i)(j)	EUR	100,000	105,851
			1,819,765
TOTAL FRANCE			2,768,254
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 4.625% (b)(i)(j)	EUR	200,000	221,707
ITALY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA 3.375% (b)(i)(j)	EUR	220,000	232,694
Utilities - 0.1%
Electric Utilities - 0.1%
Enel SpA 1.375% (b)(i)(j)	EUR	150,000	154,058
Enel SpA 6.375% (b)(i)(j)	EUR	100,000	120,116
			274,174
TOTAL ITALY			506,868
SPAIN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol International Finance BV 4.247% (b)(i)(j)	EUR	100,000	110,620
Utilities - 0.0%
Electric Utilities - 0.0%
Iberdrola Finanzas SA 1.575% (b)(i)(j)	EUR	100,000	103,528
Iberdrola International BV 1.825% (b)(i)(j)	EUR	100,000	98,250
			201,778
TOTAL SPAIN			312,398
UNITED KINGDOM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(i)(j)	GBP	216,000	284,911
TOTAL PREFERRED SECURITIES (Cost $3,742,026)			4,094,138

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $4,888,544)	4.32	4,887,567	4,888,544

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $986,181,406)	908,280,179
NET OTHER ASSETS (LIABILITIES) - 0.3%	3,129,901
NET ASSETS - 100.0%	911,410,080

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	21	Jun 2025	2,674,693	(21,673)	(21,673)
ICE GILT Index Contrats (United Kingdom)	7	Jun 2025	829,084	(6,862)	(6,862)

TOTAL FUTURES CONTRACTS					(28,535)
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	43,112,200	USD	27,208,109	State Street Bank & Trust Co	4/02/25	(269,451)
CAD	87,000	USD	60,324	Bank of America NA	4/02/25	133
CAD	67,778,604	USD	47,381,058	Royal Bank of Canada	4/02/25	(281,511)
CAD	884,000	USD	615,616	BNP Paribas SA	5/02/25	(421)
CHF	8,311,000	USD	9,424,024	HSBC BANK USA	4/02/25	(29,879)
CLP	776,661,000	USD	822,299	State Street Bank & Trust Co	4/02/25	(4,365)
CNH	1,298,542,000	USD	178,535,220	BNP Paribas SA	4/02/25	196,835
CNH	12,757,000	USD	1,759,858	State Street Bank & Trust Co	5/06/25	430
CNY	468,694	USD	64,563	Citibank NA	4/02/25	20
COP	12,957,600,000	USD	3,099,163	State Street Bank & Trust Co	4/02/25	(741)
CZK	1,185,075	USD	51,361	HSBC BANK USA	4/02/25	(20)
CZK	76,205,375	USD	3,299,742	HSBC BANK USA	4/02/25	1,707
CZK	1,192,000	USD	51,693	Brown Brothers Harriman & Co	5/02/25	(22)
DKK	18,994,000	USD	2,751,836	State Street Bank & Trust Co	4/02/25	1,057
EUR	399,501,000	USD	431,421,130	Bank of America NA	4/02/25	559,299
EUR	2,573,000	USD	2,699,990	Citibank NA	4/02/25	82,194
EUR	968,000	USD	1,046,989	HSBC BANK USA	4/02/25	(290)
EUR	16,395,000	USD	17,750,427	Canadian Imperial Bank of Commerce	5/02/25	6,178
GBP	51,915,000	USD	67,262,112	State Street Bank & Trust Co	4/02/25	(200,911)
GBP	950,000	USD	1,226,216	Bank of America NA	5/02/25	864
HKD	850,000	USD	109,275	Bank of America NA	4/02/25	(41)
HUF	414,341,000	USD	1,110,941	HSBC BANK USA	4/02/25	1,409
IDR	123,005,500,000	USD	7,423,386	Bank of America NA	4/08/25	1,718
IDR	123,005,500,000	USD	7,415,330	Royal Bank of Canada	4/08/25	9,774
ILS	66,770	USD	17,940	HSBC BANK USA	4/02/25	16
ILS	6,523,745	USD	1,767,730	HSBC BANK USA	4/02/25	(13,328)
ILS	67,000	USD	18,049	Goldman Sachs Bank USA	5/02/25	(17)
ILS	112,000	USD	30,122	HSBC BANK USA	5/02/25	21
JPY	13,725,756,425	USD	91,140,481	Citibank NA	4/02/25	370,663
JPY	395,050,000	USD	2,654,027	Citibank NA	4/02/25	(20,185)
JPY	91,800,000	USD	612,155	Goldman Sachs Bank USA	4/02/25	(114)
JPY	467,100,000	USD	3,124,407	Bank of America NA	5/02/25	296
KRW	27,440,000,000	USD	18,659,051	BNP Paribas SA	4/02/25	(42,029)
KRW	27,440,000,000	USD	18,694,645	Bank of America NA	4/02/25	(77,624)
MXN	146,732,000	USD	7,201,331	State Street Bank & Trust Co	4/02/25	(31,256)
MYR	33,921,000	USD	7,655,210	Goldman Sachs Bank USA	4/02/25	(11,041)
MYR	33,921,000	USD	7,657,111	Goldman Sachs Bank USA	4/02/25	(12,942)
NOK	22,341,000	USD	2,135,238	HSBC BANK USA	4/02/25	(11,711)
NZD	6,278,000	USD	3,601,061	Citibank NA	4/02/25	(36,726)
NZD	1,451,000	USD	823,632	Bank of America NA	5/02/25	815
PEN	4,436,000	USD	1,217,377	State Street Bank & Trust Co	4/02/25	(9,875)
PLN	20,369,000	USD	5,269,801	Canadian Imperial Bank of Commerce	4/02/25	(10,434)
PLN	6,865,000	USD	1,771,422	State Street Bank & Trust Co	5/02/25	(837)
RON	6,771,000	USD	1,469,788	Goldman Sachs Bank USA	4/02/25	1,002
SEK	85,473,400	USD	8,537,095	State Street Bank & Trust Co	4/02/25	(33,803)
SEK	689,000	USD	68,725	Brown Brothers Harriman & Co	5/02/25	(55)
SEK	26,000	USD	2,592	Brown Brothers Harriman & Co	5/02/25	(1)
SGD	5,891,131	USD	4,393,252	State Street Bank & Trust Co	4/02/25	(8,502)
THB	227,433,000	USD	6,703,006	JPMorgan Chase Bank NA	4/02/25	(6,907)
USD	26,164,483	AUD	41,814,000	Bank of America NA	4/02/25	37,005
USD	132,828	AUD	208,000	Bank of America NA	4/02/25	2,859
USD	6,286	AUD	10,000	JPMorgan Chase Bank NA	4/02/25	38
USD	675,047	AUD	1,088,000	State Street Bank & Trust Co	4/02/25	(4,789)
USD	27,315,017	AUD	43,272,000	State Street Bank & Trust Co	5/02/25	269,952
USD	265,951	CAD	382,478	BNP Paribas SA	4/01/25	166
USD	332,078	CAD	479,000	BNP Paribas SA	4/02/25	(780)
USD	105,085	CAD	150,000	BNP Paribas SA	4/02/25	850
USD	558,361	CAD	800,000	JPMorgan Chase Bank NA	4/02/25	2,439
USD	45,666,645	CAD	65,757,000	Royal Bank of Canada	4/02/25	(28,084)
USD	509,406	CAD	738,000	Royal Bank of Canada	4/02/25	(3,432)
USD	47,492,964	CAD	67,838,000	Royal Bank of Canada	5/02/25	283,003
USD	830,632	CHF	747,000	HSBC BANK USA	4/02/25	(13,722)
USD	8,232,961	CHF	7,376,000	HSBC BANK USA	4/02/25	(104,329)
USD	213,893	CHF	188,000	State Street Bank & Trust Co	4/02/25	1,391
USD	9,445,267	CHF	8,300,000	HSBC BANK USA	5/02/25	29,829
USD	814,503	CLP	776,661,000	State Street Bank & Trust Co	4/02/25	(3,431)
USD	829,380	CLP	783,515,000	State Street Bank & Trust Co	5/02/25	4,314
USD	175,751,387	CNH	1,280,500,000	BNP Paribas SA	4/02/25	(497,357)
USD	2,475,672	CNH	18,042,000	JPMorgan Chase Bank NA	4/02/25	(7,639)
USD	179,349,272	CNH	1,301,500,000	BNP Paribas SA	5/06/25	(239,534)
USD	1,233,228	CNY	8,960,392	Citibank NA	4/02/25	(1,462)
USD	3,128,533	COP	12,957,600,000	State Street Bank & Trust Co	4/02/25	30,111
USD	3,068,199	COP	12,880,300,000	State Street Bank & Trust Co	5/02/25	548
USD	51,362	CZK	1,185,075	Brown Brothers Harriman & Co	4/02/25	21
USD	3,232,246	CZK	77,444,000	HSBC BANK USA	4/02/25	(122,864)
USD	3,267,705	CZK	75,419,000	HSBC BANK USA	5/02/25	(1,606)
USD	19,298	CZK	445,000	HSBC BANK USA	5/02/25	7
USD	2,656,760	DKK	18,994,000	State Street Bank & Trust Co	4/02/25	(96,133)
USD	2,763,186	DKK	19,037,000	State Street Bank & Trust Co	5/02/25	(1,026)
USD	10,824,850	EUR	10,015,000	Canadian Imperial Bank of Commerce	4/01/25	(4,369)
USD	2,415,310	EUR	2,210,000	BNP Paribas SA	4/02/25	25,637
USD	890,586	EUR	820,000	Bank of America NA	4/02/25	3,920
USD	7,951,983	EUR	7,651,000	Brown Brothers Harriman & Co	4/02/25	(321,044)
USD	722,303	EUR	666,000	Canadian Imperial Bank of Commerce	4/02/25	2,158
USD	471,720	EUR	435,000	HSBC BANK USA	4/02/25	1,355
USD	965,278	EUR	919,000	HSBC BANK USA	4/02/25	(28,437)
USD	879,834	EUR	807,000	State Street Bank & Trust Co	4/02/25	7,225
USD	405,983,456	EUR	389,197,000	State Street Bank & Trust Co	4/02/25	(14,855,258)
USD	432,702,747	EUR	400,041,000	Bank of America NA	5/02/25	(561,656)
USD	1,089,853	EUR	1,006,000	HSBC BANK USA	5/02/25	305
USD	384,672	GBP	298,000	Bank of America NA	4/01/25	(270)
USD	611,107	GBP	474,000	Bank of America NA	4/02/25	(1,182)
USD	828,508	GBP	659,000	Bank of America NA	4/02/25	(22,755)
USD	111,701	GBP	86,000	Bank of America NA	4/02/25	610
USD	342,246	GBP	270,000	Brown Brothers Harriman & Co	4/02/25	(6,526)
USD	63,680,890	GBP	50,432,000	HSBC BANK USA	4/02/25	(1,464,646)
USD	67,482,393	GBP	52,089,000	State Street Bank & Trust Co	5/02/25	200,959
USD	109,369	HKD	850,000	Citibank NA	4/02/25	135
USD	110,780	HKD	861,000	Bank of America NA	5/02/25	34
USD	1,090,121	HUF	419,381,000	Royal Bank of Canada	4/02/25	(35,760)
USD	1,114,216	HUF	416,275,000	HSBC BANK USA	5/06/25	(1,229)
USD	7,415,330	IDR	123,005,500,000	Bank of America NA	4/08/25	(9,774)
USD	7,436,400	IDR	123,005,500,000	Royal Bank of Canada	4/08/25	11,296
USD	7,458,993	IDR	123,834,200,000	Bank of America NA	5/02/25	(5,170)
USD	1,861,093	ILS	6,619,000	Canadian Imperial Bank of Commerce	4/02/25	81,074
USD	17,973	ILS	66,770	Goldman Sachs Bank USA	4/02/25	17
USD	1,795,019	ILS	6,621,000	HSBC BANK USA	5/02/25	13,082
USD	1,619,351	JPY	242,937,546	Bank of America NA	4/01/25	(341)
USD	1,256,292	JPY	184,600,000	HSBC BANK USA	4/02/25	25,543
USD	313,472	JPY	46,750,000	HSBC BANK USA	4/02/25	1,785
USD	736,000	JPY	108,750,000	JPMorgan Chase Bank NA	4/02/25	10,952
USD	92,751,665	JPY	13,830,850,000	Royal Bank of Canada	4/02/25	539,851
USD	163,415	JPY	24,250,000	State Street Bank & Trust Co	4/02/25	1,737
USD	323,605	JPY	48,100,000	State Street Bank & Trust Co	4/02/25	2,917
USD	91,250,962	JPY	13,696,450,000	Citibank NA	5/02/25	(372,546)
USD	19,155,991	KRW	27,440,000,000	BNP Paribas SA	4/02/25	538,970
USD	18,659,051	KRW	27,440,000,000	Bank of America NA	4/02/25	42,029
USD	19,193,724	KRW	28,138,000,000	Bank of America NA	5/02/25	72,650
USD	433,590	MXN	8,721,000	HSBC BANK USA	4/02/25	7,437
USD	6,712,435	MXN	138,011,000	JPMorgan Chase Bank NA	4/02/25	(31,488)
USD	7,232,695	MXN	147,966,000	State Street Bank & Trust Co	5/02/25	31,982
USD	7,655,210	MYR	33,921,000	Goldman Sachs Bank USA	4/02/25	11,041
USD	7,623,553	MYR	33,921,000	Goldman Sachs Bank USA	4/02/25	(20,616)
USD	7,685,518	MYR	34,043,000	Goldman Sachs Bank USA	5/02/25	4,768
USD	217,939	NOK	2,453,000	JPMorgan Chase Bank NA	4/02/25	(15,221)
USD	1,772,164	NOK	19,888,000	State Street Bank & Trust Co	4/02/25	(118,204)
USD	2,145,195	NOK	22,445,000	HSBC BANK USA	5/02/25	11,750
USD	808,975	NZD	1,426,248	Bank of America NA	4/01/25	(777)
USD	3,542,443	NZD	6,278,000	Bank of America NA	4/02/25	(21,891)
USD	3,627,176	NZD	6,319,000	Citibank NA	5/02/25	36,770
USD	1,208,341	PEN	4,436,000	State Street Bank & Trust Co	4/02/25	839
USD	1,236,534	PEN	4,511,000	State Street Bank & Trust Co	5/02/25	9,685
USD	1,782,232	PLN	6,898,920	State Street Bank & Trust Co	4/01/25	901
USD	4,664,933	PLN	18,591,000	Bank of America NA	4/02/25	(135,346)
USD	440,956	PLN	1,778,000	Bank of America NA	4/02/25	(18,132)
USD	5,282,762	PLN	20,442,000	Canadian Imperial Bank of Commerce	5/02/25	10,468
USD	1,416,148	RON	6,771,000	Royal Bank of Canada	4/02/25	(54,642)
USD	1,494,089	RON	6,889,000	Goldman Sachs Bank USA	5/02/25	(1,042)
USD	3,027	SEK	30,400	Brown Brothers Harriman & Co	4/02/25	2
USD	2,647	SEK	26,600	Brown Brothers Harriman & Co	4/02/25	1
USD	392,077	SEK	4,206,000	HSBC BANK USA	4/02/25	(26,356)
USD	7,589,016	SEK	81,294,000	State Street Bank & Trust Co	4/02/25	(498,490)
USD	8,560,407	SEK	85,551,000	State Street Bank & Trust Co	5/02/25	33,910
USD	4,401,148	SGD	5,917,000	State Street Bank & Trust Co	4/02/25	(2,856)
USD	4,454,148	SGD	5,963,000	State Street Bank & Trust Co	5/02/25	8,445
USD	6,678,599	THB	227,433,000	JPMorgan Chase Bank NA	4/02/25	(17,500)
USD	6,773,854	THB	229,803,000	JPMorgan Chase Bank NA	5/02/25	(5,995)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(17,251,542)
Unrealized Appreciation						3,649,204
Unrealized Depreciation						(20,900,746)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Offshore Currency
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesia Rupiatt
ILS	-	Israel Sheckel
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringet
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PLN	-	Polish Zloty
RON	-	Romanian Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $466,558,234 or 51.2% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $135,893,504 or 14.9% of net assets.

(d)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $19,755,642.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $69,732.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Level 3 security
(h)	Non-income producing - Security is in default.
(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,113,906	47,869,744	48,095,106	42,438	-	-	4,888,544	4,887,567	0.0%
Total	5,113,906	47,869,744	48,095,106	42,438	-	-	4,888,544

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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